------------------
 ANNUAL
------------------
 REPORT
------------------
 TAX-FREE
------------------
 FUNDS
------------------

Arizona Tax-Free Fund

California Tax-Free
Income Fund

National Tax-Free Fund

Oregon Tax-Free Fund

MARCH 31, 1998

                                                               TABLE OF CONTENTS
LETTER TO SHAREHOLDERS                                                         1

INVESTMENT ADVISER Q & A

  Arizona Tax-Free Fund                                                        4

  California Tax-Free Income Fund                                              9

  National Tax-Free Fund                                                      14

  Oregon Tax-Free Fund                                                        18

PORTFOLIOS OF INVESTMENTS

  Arizona Tax-Free Fund                                                       22

  California Tax-Free Income Fund                                             25

  National Tax-Free Fund                                                      29

  Oregon Tax-Free Fund                                                        36

STAGECOACH FUNDS

  Statement of Assets and Liabilities                                         40

  Statement of Operations                                                     42

  Statements of Changes in Net Assets                                         43

  Financial Highlights                                                        46

  Notes to Financial Statements                                               56

  Independent Auditors' Report                                                68

PROXY VOTING RESULTS                                                          69

LIST OF ABBREVIATIONS                                                         70
 STAGECOACH FUNDS:
 -------------------------------------------------------------------------

- ARE NOT FDIC INSURED
- ARE NOT GUARANTEED BY WELLS FARGO BANK            [NO FDIC]
- ARE NOT DEPOSITS OR OBLIGATIONS OF WELLS FARGO
  BANK
- INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS
  OF PRINCIPAL

                                                           ---------------------
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
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---------------------

                                                          LETTER TO SHAREHOLDERS

------------------
TO OUR SHAREHOLDERS:
Thank you for your investment with the Stagecoach Funds.

The Annual and Semi-Annual Reports provide us with an opportunity to speak directly to you. This year, we are pleased to announce strong returns in the investment markets and a continued commitment to improving the Stagecoach Funds to better serve you.

A review of three key indexes shows that returns for the period from April 1, 1997 through March 31, 1998 have been strong. Equities, as measured by the S&P 500 Index, returned 47.96%. Bonds, as measured by the Lehman Brothers Long Government Bond Index, returned 20.71%. Money market funds, as measured by the IBC/Donoghue Money Market Average, returned 4.89%.

Among the key drivers of these returns were strong corporate earnings, high investor confidence and a positive inflation picture. The Federal Open Market Committee of the Federal Reserve Board raised the federal funds target rate by 0.25% before the beginning of the reporting period. This was interpreted by investors as a sign that the Fed was going to remain vigilant against inflation, and long-term interest rates declined as a result, boosting the bond market. The U.S. economy had been growing at a steady pace and inflationary pressures have remained in check.

There is no guarantee that this positive environment will continue unabated, although we remain optimistic about the long-term investment picture. We believe that an understanding of the historical returns for the various asset classes, as well as a realistic appraisal of the risks involved in investing, can help you earn the financial growth you need to meet your goals. We are confident that a carefully considered long-term plan can help you through short-term uncertainty.

Our goal is to present a Family of Funds able to meet the increasingly sophisticated needs of our investors. We are committed to reviewing the investment options we offer shareholders. Stagecoach Funds has introduced the Corporate Bond Fund and the Strategic Income Fund. We have also proposed the consolidation of two Funds with similar investment objectives, the Intermediate Bond and the Short-Intermediate U.S. Government Income Funds. These changes follow the consolidation of the Overland Express and Stagecoach Fund families and the introduction of our new "Plain English" prospectus and represent part of our ongoing effort to meet your needs.

                                                           ---------------------

LETTER TO SHAREHOLDERS

The following pages provide commentary from the Portfolio Managers designed to give you a clearer understanding of the returns earned over the period, the investment policies pursued and what you can expect from your Funds. Please discuss any questions you may have with your financial consultant.

We look forward to learning how we can better serve you in the future.

STAGECOACH FUNDS
MAY 1998

THE "S&P 500 INDEX" IS A TRADEMARK OF STANDARD AND POOR'S CORPORATION. THE S&P 500 INDEX IS AN UNMANAGED INDEX OF 500 WIDELY HELD COMMON STOCKS REPRESENTING, AMONG OTHERS, INDUSTRIAL, FINANCIAL, UTILITY AND TRANSPORTATION COMPANIES LISTED OR TRADED ON NATIONAL EXCHANGES OR OVER-THE-COUNTER MARKETS. THE LEHMAN BROTHERS LONG GOVERNMENT BOND INDEX IS AN UNMANAGED INDEX COMPOSED OF U.S. TREASURY BONDS WITH 20-YEAR OR LONGER MATURITIES. THE IBC/DONOGHUE MONEY MARKET AVERAGE IS AN AVERAGE OF 700 TAXABLE MONEY MARKET FUNDS.

---------------------
2

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                                                           ---------------------

ARIZONA TAX-FREE FUND

--------------------
INVESTMENT ADVISER Q&A
WHAT WAS THE TOTAL RETURN FOR THE FUND FOR THE YEAR ENDED MARCH 31, 1998?

Class A shares of the Fund recorded a 9.67% total return for the period exclusive of sales charges. See the "Performance at a Glance" table for the total returns for other share classes.

WHAT DROVE THE FUND'S PERFORMANCE?

Falling interest rates were the primary reason for the Fund's strong returns. In the third quarter of 1997, we extended duration, which is a measure of sensitivity to interest rates, to about 110% to 115% of our benchmark, the Lehman Brothers Municipal Bond Index, making the Fund more sensitive to rate changes. This worked to our advantage because, as interest rates fell during the period, bond prices increased. The benchmark is an unmanaged index of similar securities that we use as a market comparison to the Fund's portfolio.

THE FEDERAL RESERVE RAISED RATES BEFORE THE BEGINNING OF THE REPORTING PERIOD, YET LONG-TERM RATES FELL. WHY?

The Federal Reserve sets the federal funds target rates and thereby has a direct influence over short-term interest rates. Long-term rates are more affected by inflation expectations. The Fed's stance throughout the period was seen as a check against inflation and, as a consequence, longer-term interest rates declined.

INFLATION REMAINS LOW, THE ECONOMY IS GROWING AND RATES ARE FALLING. IS THIS AN UNUSUAL PERIOD?

It is unusual in terms of the length of the cycle. The recovery has been going on for a relatively long time. Part of the length and persistence of the recovery may be fueled by high investor confidence in the financial markets.

DID THE ASIAN CRISIS HAVE A DIRECT IMPACT ON THE MUNICIPAL MARKETS?

The Asian situation did not directly affect the municipal market, but it did influence interest rates in general. We often see a "flight to quality" in response to bad news in foreign markets, in which international investors buy short-term U.S. Treasury securities in quantities which may potentially influence yields. Municipal bond yields tend to move along with Treasury yields, albeit in a lagging manner. Another indirect effect may result from our increasingly global economy. State and local economies, particularly in the western United States, that have significant business ties to Asia, could be adversely impacted if, for example, the Asian crisis ultimately reduces production and tax revenues in those states.

---------------------
4

                                                           ARIZONA TAX-FREE FUND

WHAT'S THE CURRENT OUTLOOK?

There are conflicting views in the marketplace. Some think that the Fed is going to have to raise rates to keep inflation in check in the face of the hot housing market and strong consumer spending. Others think that the full effects of the Asian situation will not be felt until the fourth quarter of 1998 or beyond and will have a dampening effect on the U.S. economy. They believe that the Fed may have to ease monetary policy and lower interest rates to spark the economy. Our outlook is that the Fed will probably remain neutral for now and eventually lower interest rates as the economy slows down. This will encourage long-term interest rates to come down even further.

WHAT IS THE OUTLOOK FOR THE ARIZONA ECONOMY?

Arizona was the Western region's fastest growing state for the 12-month period covered by this report. The growth has been primarily in the Phoenix area, but it also has been broad-based. We believe that the industrial diversification in the state will favor long-term growth prospects and economic stability. We will be keeping a close watch on some pending changes in school financing that may have an impact on the state's municipal market.

WHAT TYPES OF BONDS DOES THE STATE TYPICALLY ISSUE?

School districts are still the predominate issuers of general obligation debt. There have also been a significant number of issues for civic improvement and industrial development due to the state's rapid growth.

ARE YOU MAKING ANY CHANGES IN THE FUND'S INVESTMENT APPROACH?

We have reoriented the Fund's investment focus somewhat from a purely total return approach to placing more emphasis on the income component of return. We will still consider the projected price performance of individual issues in the Fund, but we see our shareholders' need for tax-exempt income as paramount. We are lengthening the portfolio's average maturity range to an 18 to 22 year average, which we feel offers an investor the best risk-adjusted return. This maturity range does not have the volatility of longer bonds but enables us to pick up most of the price appreciation longer-term funds enjoy when interest rates decline. One way we hope to increase income in the Fund is to buy some bonds that are subject to the alternative minimum tax (AMT). These bonds have about a 0.15% higher yield than a similar non-AMT issue, but they may increase tax exposure for some wealthy shareholders. Shareholders concerned about AMT should consult a tax adviser.

                                                           ---------------------

ARIZONA TAX-FREE FUND

---------------------
PERFORMANCE AT A GLANCE
CLASS A SHARE PERFORMANCE AS OF 3/31/98
--------------------------------------------------------------------------------

                                                                               SINCE 3/2/92
AVERAGE ANNUAL TOTAL RETURNS                  1 YEAR     3 YEAR     5 YEAR     INCEPTION
-------------------------------------------------------------------------------------------
With Maximum 4.50% Sales Charge               4.76%      5.17%      4.95%      5.85%
-------------------------------------------------------------------------------------------
Without Sales Charge                          9.67%      6.78%      5.92%      6.65%
-------------------------------------------------------------------------------------------

CLASS B SHARE PERFORMANCE AS OF 3/31/98
--------------------------------------------------------------------------------

                                                                               SINCE 3/2/92
AVERAGE ANNUAL TOTAL RETURNS                  1 YEAR     3 YEAR     5 YEAR     INCEPTION
-------------------------------------------------------------------------------------------
With Maximum Contingent Deferred Sales
Charge(1)                                     3.90%      4.68%      4.45%      5.53%
-------------------------------------------------------------------------------------------
Without Sales Charge                          8.90%      5.59%      4.78%      5.53%
-------------------------------------------------------------------------------------------
(1)Assumes 3/31/98 Redemption

INSTITUTIONAL CLASS SHARE PERFORMANCE AS OF 3/31/98
--------------------------------------------------------------------------------

                                                                               SINCE 3/2/92
AVERAGE ANNUAL TOTAL RETURNS                  1 YEAR     3 YEAR     5 YEAR     INCEPTION
-------------------------------------------------------------------------------------------
This Share Class Has No Sales Charge          9.99%      7.00%      6.05%      6.76%
-------------------------------------------------------------------------------------------

The Stagecoach Arizona Tax-Free Fund is the successor fund to the Pacifica Arizona Tax-Free Fund (10/95 to 9/96) and the Westcore Arizona Intermediate Tax-Free Fund (3/92 to 9/95). Historical performance has been calculated using returns produced by these predecessor funds for the applicable periods. Class A share performance reflects Pacifica Fund Class A and Westcore Fund performance. Class B and Institutional Class share performance also reflects such performance but has been adjusted to reflect Class B and Institutional Class share expense levels as of the inception date of 3/2/92.

Average annual total returns represent the average annual change in value of an investment over the indicated periods assuming reinvestment of dividends and capital gains distributions. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Figures quoted represent past performance, which is no guarantee of future results.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

---------------------
6

                                                           ARIZONA TAX-FREE FUND

--------------------------
GROWTH OF A $10,000 INVESTMENT
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              STAGECOACH ARIZONA TAX-FREE FUND CLASS A      LEHMAN BROTHERS MUNICIPAL BOND
                               SHARES                                    INDEX
Inception                                         $9,550                              $10,000
Mar-92                                            $9,522                              $10,004
Apr-92                                            $9,603                              $10,093
May-92                                            $9,717                              $10,212
Jun-92                                            $9,857                              $10,384
Jul-92                                            $9,896                              $10,695
Aug-92                                           $10,001                              $10,590
Sep-92                                           $10,110                              $10,659
Oct-92                                            $9,996                              $10,555
Nov-92                                           $10,193                              $10,744
Dec-92                                           $10,291                              $10,853
Jan-93                                           $10,456                              $10,979
Feb-93                                           $10,769                              $11,377
Mar-93                                           $10,601                              $11,256
Apr-93                                           $10,692                              $11,370
May-93                                           $10,737                              $11,433
Jun-93                                           $10,902                              $11,624
Jul-93                                           $10,869                              $11,639
Aug-93                                           $11,095                              $11,882
Sep-93                                           $11,253                              $12,017
Oct-93                                           $11,274                              $12,040
Nov-93                                           $11,195                              $11,934
Dec-93                                           $11,377                              $12,186
Jan-94                                           $11,507                              $12,325
Feb-94                                           $11,208                              $12,005
Mar-94                                           $10,954                              $11,517
Apr-94                                           $11,016                              $11,615
May-94                                           $11,089                              $11,716
Jun-94                                           $11,048                              $11,644
Jul-94                                           $11,206                              $11,857
Aug-94                                           $11,260                              $11,899
Sep-94                                           $11,148                              $11,724
Oct-94                                           $10,964                              $11,515
Nov-94                                           $10,800                              $11,307
Dec-94                                           $11,001                              $11,556
Jan-95                                           $11,247                              $11,886
Feb-95                                           $11,514                              $12,231
Mar-95                                           $11,607                              $12,372
Apr-95                                           $11,656                              $12,387
May-95                                           $11,904                              $12,782
Jun-95                                           $11,879                              $12,670
Jul-95                                           $11,997                              $12,790
Aug-95                                           $12,115                              $12,952
Sep-95                                           $12,159                              $13,034
Oct-95                                           $12,272                              $13,224
Nov-95                                           $12,409                              $13,443
Dec-95                                           $12,507                              $13,573
Jan-96                                           $12,602                              $13,676
Feb-96                                           $12,532                              $13,583
Mar-96                                           $12,325                              $13,409
Apr-96                                           $12,333                              $13,371
May-96                                           $12,283                              $13,366
Jun-96                                           $12,399                              $13,512
Jul-96                                           $12,552                              $13,633
Aug-96                                           $12,506                              $13,630
Sep-96                                           $12,610                              $13,821
Oct-96                                           $12,745                              $13,977
Nov-96                                           $12,988                              $14,233
Dec-96                                           $12,937                              $14,174
Jan-97                                           $12,978                              $14,200
Feb-97                                           $13,060                              $14,331
Mar-97                                           $12,885                              $14,140
Apr-97                                           $12,983                              $14,259
May-97                                           $13,159                              $14,475
Jun-97                                           $13,305                              $14,629
Jul-97                                           $13,704                              $15,035
Aug-97                                           $13,530                              $14,893
Sep-97                                           $13,702                              $15,071
Oct-97                                           $13,755                              $15,167
Nov-97                                           $13,837                              $15,257
Dec-97                                           $14,063                              $15,479
Jan-98                                           $14,179                              $15,639
Feb-98                                           $14,159                              $15,643
Mar-98                                           $14,132                              $15,657

            STAGECOACH ARIZONA TAX-FREE FUND INSTITUTIONAL CLASS
                                   SHARES
Inception                                                 $10,000
Mar-92                                                     $9,971
Apr-92                                                    $10,056
May-92                                                    $10,175
Jun-92                                                    $10,322
Jul-92                                                    $10,362
Aug-92                                                    $10,472
Sep-92                                                    $10,586
Oct-92                                                    $10,467
Nov-92                                                    $10,673
Dec-92                                                    $10,776
Jan-93                                                    $10,949
Feb-93                                                    $11,276
Mar-93                                                    $11,100
Apr-93                                                    $11,196
May-93                                                    $11,243
Jun-93                                                    $11,416
Jul-93                                                    $11,381
Aug-93                                                    $11,618
Sep-93                                                    $11,783
Oct-93                                                    $11,806
Nov-93                                                    $11,722
Dec-93                                                    $11,913
Jan-94                                                    $12,049
Feb-94                                                    $11,736
Mar-94                                                    $11,470
Apr-94                                                    $11,535
May-94                                                    $11,612
Jun-94                                                    $11,568
Jul-94                                                    $11,734
Aug-94                                                    $11,790
Sep-94                                                    $11,673
Oct-94                                                    $11,480
Nov-94                                                    $11,309
Dec-94                                                    $11,519
Jan-95                                                    $11,777
Feb-95                                                    $12,057
Mar-95                                                    $12,154
Apr-95                                                    $12,205
May-95                                                    $12,465
Jun-95                                                    $12,439
Jul-95                                                    $12,563
Aug-95                                                    $12,686
Sep-95                                                    $12,732
Oct-95                                                    $12,854
Nov-95                                                    $13,000
Dec-95                                                    $13,106
Jan-96                                                    $13,208
Feb-96                                                    $13,137
Mar-96                                                    $12,923
Apr-96                                                    $12,921
May-96                                                    $12,885
Jun-96                                                    $13,006
Jul-96                                                    $13,170
Aug-96                                                    $13,112
Sep-96                                                    $13,223
Oct-96                                                    $13,379
Nov-96                                                    $13,637
Dec-96                                                    $13,586
Jan-97                                                    $13,631
Feb-97                                                    $13,719
Mar-97                                                    $13,538
Apr-97                                                    $13,630
May-97                                                    $13,817
Jun-97                                                    $13,986
Jul-97                                                    $14,395
Aug-97                                                    $14,214
Sep-97                                                    $14,411
Oct-97                                                    $14,482
Nov-97                                                    $14,571
Dec-97                                                    $14,798
Jan-98                                                    $14,925
Feb-98                                                    $14,905
Mar-98                                                    $14,890

THE RETURNS FOR CLASS B SHARES OF THE FUND WILL VARY FROM THE RESULTS SHOWN DUE TO DIFFERENT EXPENSES AND LOAD STRUCTURES.

The accompanying chart compares the performance of the Stagecoach Arizona Tax-Free Fund Class A and Institutional Class shares since inception with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 initial investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.5%. The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The Index presented here does not incur expenses and is not available directly for investment. Had this Index incurred operating expenses, its performances would have been lower.

                                                           ---------------------

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---------------------
8

                                                 CALIFORNIA TAX-FREE INCOME FUND

--------------------
INVESTMENT ADVISER Q&A
WHAT WAS THE TOTAL RETURN FOR THE FUND FOR THE YEAR ENDED MARCH 31, 1998?

Class A shares of the Fund recorded a 5.92% total return for the period exclusive of sales charges. See the "Performance at a Glance" table for the total returns for the other share class.

THE FUND HAD A STRONG YEAR. WHAT DROVE THE PERFORMANCE?

The Fund buys bonds between two to ten years in length. This maturity range is particularly favorable in the current environment. As long-term yields decline, bond prices tend to go up. Yields did fall throughout the period and the Fund was able to pick up a good deal of the price appreciation through the longer part of its maturity range. We also increased the amount of securities subject to the Alternative Minimum Tax (AMT) from 12% to 19% throughout the period. The Fund currently may invest up to 20% of its portfolio in securities subject to the AMT. These bonds are generally higher yielding than similar non-AMT bonds. Shareholders concerned about AMT should consult a tax advisor. Finally, we tried to keep the cash position low, typically around 2%, although for a while it was up to 5%. This small cash position helped add some yield to the Fund.

In the final quarter (the first quarter of 1998), the Fund's performance, and the performance of the municipal market in general, was somewhat flat, with municipal bonds underperforming Treasury securities. The most significant factor impacting performance has been the supply of new issues, which was up 70% for the first quarter of 1998 over the same time period in 1997. The market has struggled to digest this inordinate supply, causing performance to lag over the most recent quarter.

WHAT'S DRIVING THE NEW ISSUANCE?

A healthy economy makes voters more likely to approve spending measures. Infrastructure needs have accumulated over the recent past, but they are now being addressed and the State of California is issuing new debt to pay for them.

IS THE NEW ISSUANCE TYPICALLY OF A LONGER MATURITY TO TAKE ADVANTAGE OF THE LOWER RATES?

Most of the new issuance is on the long end, generally over ten years. But at the same time, some bonds have been pre-refunded to their earlier call dates. The result is a shorter bond of about five to seven years. Longer bond funds tend to sell pre-refunded bonds to buy longer maturities, so the secondary supply of intermediate bonds increases as a result. Pre-refunding occurs when interest rates fall far enough to make it economically advantageous for a municipality to issue new bonds to pay off a previously issued higher coupon bond at an earlier date. A bond with an original maturity of 2015, for example, might be pre-refunded to 2005, leaving it with a much shorter maturity. The pre-refunded bond is of

                                                           ---------------------

CALIFORNIA TAX-FREE INCOME FUND
high quality, since it is usually backed by Treasury securities, and often has a better yield than a new issue of similar length.

WITH YIELDS ON THE LONGER END OF THE YIELD CURVE DRIFTING DOWN, DO INVESTORS START TO FAVOR INTERMEDIATE AND SHORTER MATURITIES?

Yes, portfolio managers start to prefer intermediate bonds when they are not getting rewarded for the risk involved in longer bonds. There has not been much demand for long-term bonds with long-term municipal yields at about 5.20%. As investors buy up the supply of intermediate bonds, it can drive up the price.

WHAT IS YOUR CURRENT OUTLOOK ON THE ECONOMY?

We believe that the economy will slow enough over the next quarter so that the Federal Reserve will either remain neutral or lower the federal funds target rate. The California economy continues to improve at about the same pace as the rest of the U.S. economy.

WHEN THE CALIFORNIA AND OTHER STATE ECONOMIES GET OUT OF SYNCH IN TERMS OF RELATIVE STRENGTH, IS THERE AN IMPACT ON THE CALIFORNIA MUNICIPAL MARKET?

There can be. When California was in a severe recession in the early 1990s, spreads widened between California issues and comparably rated credits issued by other states. In other words, yields had to increase on California bonds to compensate investors for the risk presented by the weak state economy. Currently, California is rated "A" by both Moody's and S&P, but it's trading at yields of only 5 or 10 basis points higher than AA- rated bonds. That's a pretty good indicator of a couple of things. One is that the state's credit is perceived to be strong. It also reflects the ongoing demand for tax-free paper in a high tax state.

IS THAT RELATIVELY SMALL SPREAD A SIGN THAT MOODY'S AND S&P MIGHT UPGRADE THE STATE'S RATINGS?

Many investors thought the nationally recognized ratings organizations like S&P and Moody's were going to upgrade the state's credit the last time they reviewed the state's fiscal health. (They usually review it whenever there is a large issue coming to market.) Some analysts thought they should have increased it to "AA". We believe that both agencies are just conservative in general about upgrading. It is also possible that they are punishing the state for revenue anticipation warrants issued in the past to cover deficits and for their current lack of a substantial cash position. Both Moody's and S&P indicated that they wanted to see more of a cash reserve.

CALIFORNIA'S BALLOT INITIATIVE PROCESS GIVES VOTERS A DIRECT SAY IN REVENUE RAISING. DOES THAT MAKE THE RATINGS ORGANIZATIONS NERVOUS?

Only when they look at credits that are subject to voters changing the revenue stream. There's always legislative risk, but basically, general obligation bonds are guaranteed by the full faith and credit of the state. When voters approve a

---------------------
10

                                                 CALIFORNIA TAX-FREE INCOME FUND
general obligation bond issue, they are saying that the government can raise state taxes as high as needed to pay that money back. Ballot initiatives do not give voters the ability to cancel outstanding obligations.

WHAT KINDS OF BONDS DO YOU BUY FOR THE FUND?

We find state-backed credits such as California general obligation bonds or California public works bonds attractive. We also hold pre-refunded bonds, which are backed by Treasury bonds held in escrow. Also, we buy some select revenue bonds such as airport revenue or water bonds. Fifty-seven percent of the Fund's holdings are AAA-rated. There isn't much spread between A and AAA-rated bonds at the moment.

WHAT ARE THE DIFFERENCES BETWEEN THIS FUND AND THE CALIFORNIA TAX-FREE BOND
FUND?

There's more volatility and risk in the California Tax-Free Bond Fund. It buys bonds of significantly longer maturities. The duration, which measures sensitivity to interest rates, is under five years for this Fund, while that of the California Tax-Free Bond Fund can be as long as 8.5 years. The longer the duration, the more sensitivity there is to changing interest rates, which can increase price fluctuation. A potential shareholder should choose the Fund that best suits their risk tolerance and investment horizon. Generally speaking, higher returns come with higher risk.

                                                           ---------------------

CALIFORNIA TAX-FREE INCOME FUND

---------------------
PERFORMANCE AT A GLANCE
CLASS A SHARE PERFORMANCE AS OF 3/31/98
--------------------------------------------------------------------------------

                                                                               SINCE
                                                                               11/18/92
AVERAGE ANNUAL TOTAL RETURNS                  1 YEAR     3 YEAR     5 YEAR     INCEPTION
-------------------------------------------------------------------------------------------
With Maximum 3.00% Sales Charge               2.72%      4.10%      3.88%      4.17%
-------------------------------------------------------------------------------------------
Without Sales Charge                          5.92%      5.16%      4.51%      4.77%
-------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS SHARE PERFORMANCE AS OF 3/31/98
--------------------------------------------------------------------------------

                                                                               SINCE
                                                                               11/18/92
AVERAGE ANNUAL TOTAL RETURNS                  1 YEAR     3 YEAR     5 YEAR     INCEPTION
-------------------------------------------------------------------------------------------
This Share Class Has No Sales Charge          5.92%      5.17%      4.51%      4.77%
-------------------------------------------------------------------------------------------

Average annual returns represent the average annual change in value of an investment over the indicated periods assuming reinvestment of dividends and capital gains distributions. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Figures quoted represent past performance, which is no guarantee of future results. The Institutional Class shares commenced operations on September 6, 1996. Performance figures for the Institutional Class shares for periods prior to September 6, 1996 reflect the performance and expenses of the Class A shares.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

---------------------
12

                                                 CALIFORNIA TAX-FREE INCOME FUND

--------------------------
GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            LEHMAN BROTHERS   STAGECOACH CALIFORNIA   STAGECOACH CALIFORNIA
             MUNICIPAL BOND   TAX-FREE INCOME FUND     TAX-FREE INCOME FUND
                                                       INSTITUTIONAL CLASS
                 INDEX           CLASS A SHARES               SHARES
Inception            $10,000                 $9,700                   $10,000
11/30/92             $10,070                 $9,708                   $10,008
12/31/92             $10,130                 $9,782                   $10,084
01/31/93             $10,206                 $9,871                   $10,176
02/28/93             $10,367                $10,077                   $10,389
03/31/93             $10,336                 $9,994                   $10,303
04/30/93             $10,395                $10,047                   $10,358
05/31/93             $10,424                $10,062                   $10,373
06/30/93             $10,490                $10,153                   $10,467
07/31/93             $10,496                $10,128                   $10,441
08/31/93             $10,593                $10,270                   $10,587
09/30/93             $10,640                $10,351                   $10,671
10/31/93             $10,662                $10,373                   $10,693
11/30/93             $10,648                $10,343                   $10,663
12/31/93             $10,760                $10,477                   $10,801
01/31/94             $10,847                $10,551                   $10,877
02/28/94             $10,746                $10,400                   $10,722
03/31/94             $10,616                $10,283                   $10,601
04/30/94             $10,679                $10,317                   $10,636
05/31/94             $10,729                $10,353                   $10,674
06/30/94             $10,732                $10,337                   $10,657
07/31/94             $10,821                $10,435                   $10,758
08/31/94             $10,860                $10,451                   $10,774
09/30/94             $10,833                $10,414                   $10,736
10/31/94             $10,807                $10,377                   $10,698
11/30/94             $10,788                $10,308                   $10,626
12/31/94             $10,834                $10,361                   $10,681
01/31/95             $10,924                $10,478                   $10,802
02/28/95             $11,039                $10,624                   $10,953
03/31/95             $11,138                $10,714                   $11,045
04/28/95             $11,176                $10,734                   $11,066
05/31/95             $11,347                $10,886                   $11,223
06/30/95             $11,374                $10,889                   $11,226
07/31/95             $11,494                $10,984                   $11,324
08/31/95             $11,584                $11,062                   $11,404
09/29/95             $11,617                $11,107                   $11,451
10/31/95             $11,673                $11,173                   $11,518
11/30/95             $11,747                $11,251                   $11,599
12/29/95             $11,796                $11,308                   $11,658
01/31/96             $11,888                $11,399                   $11,752
02/29/96             $11,890                $11,389                   $11,741
03/31/96             $11,861                $11,315                   $11,665
04/30/96             $11,876                $11,318                   $11,668
05/31/96             $11,886                $11,315                   $11,665
06/30/96             $11,957                $11,371                   $11,723
07/31/96             $12,023                $11,452                   $11,806
08/31/96             $12,042                $11,460                   $11,815
09/30/96             $12,115                $11,535                   $11,893
10/31/96             $12,200                $11,625                   $11,975
11/30/96             $12,314                $11,752                   $12,121
12/31/96             $12,321                $11,743                   $12,111
01/31/97             $12,375                $11,795                   $12,154
02/28/97             $12,435                $11,852                   $12,213
03/31/97             $12,371                $11,763                   $12,131
04/30/97             $12,424                $11,811                   $12,170
05/31/97             $12,526                $11,920                   $12,296
06/30/97             $12,600                $11,990                   $12,369
07/31/97             $12,750                $12,156                   $12,531
08/31/97             $12,724                $12,127                   $12,500
09/30/97             $12,815                $12,199                   $12,575
10/31/97             $12,872                $12,240                   $12,619
11/30/97             $12,910                $12,264                   $12,644
12/31/97             $12,997                $12,345                   $12,728
01/31/98             $13,083                $12,456                   $12,846
02/28/98             $13,111                $12,468                   $12,858
03/31/98             $13,132                $12,459                   $12,848

The accompanying chart compares the performance of the Stagecoach California Tax-Free Income Fund Class A and Institutional Class shares since inception with the Lehman Brothers 3-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 initial investment in Class A and Institutional Class shares and reflects all operating expenses and assumes, for Class A shares, the maximum initial sales charge of 3.0%. The Lehman Brothers 3-Year Municipal Bond Index is an unmanaged index composed of municipal bonds with an approximate maturity of three years. The Fund is a professionally managed mutual fund. The Index presented here does not incur expenses and is not available directly for investment. Had this Index incurred operating expenses, its performance would have been lower.

                                                           ---------------------

NATIONAL TAX-FREE FUND

--------------------
INVESTMENT ADVISER Q&A
WHAT WAS THE TOTAL RETURN FOR THE FUND FOR THE YEAR ENDED MARCH 31, 1998?

Class A shares of the Fund recorded a 10.44% total return for the period exclusive of sales charges. See the "Performance at a Glance" table for the total returns for other share classes.

THE OVERLAND EXPRESS MUNICIPAL INCOME FUND MERGED INTO THE STAGECOACH NATIONAL TAX-FREE FUND IN DECEMBER AND SINCE THAT TIME YOU HAVE INSTALLED A NEW STYLE OF MANAGING THE FUND. WOULD YOU TELL US ABOUT THAT?

The Fund is now managed with more of a "value" approach, similar to a value approach used in equity investing. We try to pick and choose among the available issues in the municipal market hoping to find bonds that are undervalued. By that we mean bonds that are offering a little extra yield relative to their quality rating.

WHY WOULD A BOND BE UNDERVALUED?

There are three primary reasons why a bond might be undervalued: an excess supply, an inaccurate credit rating, or simply that investors fail to understand the particular issue. Let's look at excess supply. Most municipalities operate on some kind of a fiscal year and, as a result, there are occasions where in a particular state there are a lot of bonds of a particular type available. For instance, in Texas, bonds guaranteed by the Permanent School Fund are issued during February, March and April. These AAA-rated bonds are among the highest quality bonds in the nation. And yet, there are periods of surplus of these bonds, during which they trade ten to fifteen basis points lower in yield than their fair value.

THERE IS NO INCOME TAX IN TEXAS. DOES THAT REDUCE IN-STATE DEMAND FOR TEXAS BONDS AND CONTRIBUTE TO THE EXCESS SUPPLY?

That is part of the reason that there is often an over supply of bonds in a no income tax state, but there are examples of high-tax states where this happens as well. For example, a lot of Michigan Guaranteed School Bonds seem to come at one time of the year, and even though there's ample in-state demand, it isn't always enough to absorb the supply. Those bonds also tend to sell cheaply at times when there is a glut of new issues.

WHY WOULD A BOND HAVE AN INACCURATE CREDIT RATING?

Sometimes a bond is misunderstood by the nationally recognized ratings organizations. One obvious reason is that ratings organizations take a conservative view of smaller issues. They have to. They don't have time to cover them all, so they might issue a lower credit rating than may be warranted. We may find a bond that appears to be of lower quality, for example a BBB-rated bond, but we've done the homework and we feel that the credit quality is better than the bond is rated. That can make them a better value.

---------------------
14

                                                          NATIONAL TAX-FREE FUND

HOW DO INVESTORS MISUNDERSTAND BONDS?

A given bond may not fit into the performance characteristic that investors are looking for. For instance, good quality housing bonds are the highest yielding in the municipal bond market right now. Many investors won't buy them because of the call risk -- they might buy, for example, a thirty-year bond with a good yield but they are concerned that it can be recalled in ten years. Call risk can make it harder to control your Fund's duration and performance. However, if you have a small core position it isn't going to hurt your Fund's performance that much and it can provide a lot of extra yield. And because investors are so cautious about them, you can often find issues with more favorable call characteristics that are still ignored because of their general category.

WHAT WAS THE FUND'S INVESTMENT PRACTICE IN THE PAST?

In the past the Fund took more of a higher-quality, plain vanilla approach by buying national names, avoiding some of the lower tier investment grade bonds and looking for fair value. We have increased the holdings of BBB-rated bonds or non-rated bonds, but not excessively, typically not more than 10% of the Fund.

DO BBB-RATED BONDS AND NON-RATED BONDS INCREASE RISK?

Yes, they increase risk but we strive to keep that additional risk to a minimum. We only devote a small portion to lower-rated bonds and we pick and choose bonds that we think are superior to the rating they were given. We turn down 90% of the BBB-rated bonds we're shown. We still have about 75% of the portfolio in AAA-rated bonds, based on either insurance or on the bond's inherent credit quality.

WHAT IS THE INTEREST RATE OUTLOOK?

Inflation, which has a large impact on long-term rates, continues to be subdued. Consequently, we think that rates can get lower. The economy is strong right now, but it is not likely to continue to grow at its current pace. We are trying to reduce the Fund's volatility. This is done in part by buying bonds that we think are a little cheap. That provides a cushion, since a bond that was under priced should not fall in value as rapidly as a "correctly" priced bond in the event of a downturn.

WHAT'S THE MATURITY RANGE FOR THIS FUND? IS IT PART OF YOUR VALUE APPROACH?

This is an important question. The municipal yield curve is always steeper than the treasury yield curve up to twenty years, after which it gets very flat. The yield curve measures interest rates at various maturities and typically shows higher yields the further along the curve -- and longer in maturity -- you go. At the end of the reporting period, going out from 20 years to 30 years on the yield curve gained only about 5 extra basis points. Most incremental value is found by extending from the 15 to 20 year area on the curve. We don't believe in taking that extra price risk for so little extra yield. Our average maturity will tend to be in the 19 to 21 year range to reduce volatility.

                                                           ---------------------

NATIONAL TAX-FREE FUND

---------------------
PERFORMANCE AT A GLANCE
CLASS A SHARE PERFORMANCE AS OF 3/31/98
--------------------------------------------------------------------------------

                                                                               SINCE
                                                                               1/15/93
AVERAGE ANNUAL TOTAL RETURNS                  1 YEAR     3 YEAR     5 YEAR     INCEPTION
-------------------------------------------------------------------------------------------
With Maximum 4.50% Sales Charge               5.50%      5.52%      4.97%      5.01%
-------------------------------------------------------------------------------------------
Without Sales Charge                          10.44%     7.16%      5.94%      5.95%
-------------------------------------------------------------------------------------------

CLASS B SHARE PERFORMANCE AS OF 3/31/98
--------------------------------------------------------------------------------

                                                                               SINCE
                                                                               1/15/93
AVERAGE ANNUAL TOTAL RETURNS                  1 YEAR     3 YEAR     5 YEAR     INCEPTION
-------------------------------------------------------------------------------------------
With Maximum Contingent Deferred Sales
Charge(1)                                     4.58%      4.89%      4.49%      4.68%
-------------------------------------------------------------------------------------------
Without Sales Charge                          9.58%      5.80%      4.82%      4.84%
-------------------------------------------------------------------------------------------
(1)Assumes 3/31/98 Redemption

CLASS C SHARE PERFORMANCE AS OF 3/31/98
--------------------------------------------------------------------------------

                                                                               SINCE
                                                                               1/15/93
AVERAGE ANNUAL TOTAL RETURNS                  1 YEAR     3 YEAR     5 YEAR     INCEPTION
-------------------------------------------------------------------------------------------
With Maximum Contingent Deferred Sales
Charge(1)                                     8.54%      5.78%      4.81%      4.83%
-------------------------------------------------------------------------------------------
Without Sales Charge                          9.54%      5.78%      4.81%      4.83%
-------------------------------------------------------------------------------------------
(1)Assumes 3/31/98 Redemption

INSTITUTIONAL CLASS SHARE PERFORMANCE AS OF 3/31/98
--------------------------------------------------------------------------------

                                                                               SINCE
                                                                               1/15/93
AVERAGE ANNUAL TOTAL RETURNS                  1 YEAR     3 YEAR     5 YEAR     INCEPTION
-------------------------------------------------------------------------------------------
This Share Class Has No Sales Charge          10.51%     7.19%      5.96%      5.97%
-------------------------------------------------------------------------------------------

The Stagecoach National Tax-Free Fund is the successor to the Pacifica National Tax-Exempt Fund (10/95 to 9/96) and the Westcore Quality Tax-Exempt Income Fund (1/93 to 9/95). Historical performance has been calculated using returns produced by these predecessor funds for the applicable periods. Class A share performance reflects Pacifica Fund Class A and Westcore Fund performance. The performance of Class B shares reflects the performance of Class A shares, for periods prior to 9/6/96, adjusted to reflect Class B share expense levels. Class C share performance reflects the performance of Class A shares for periods prior to 12/12/97, adjusted to reflect Class C share expense levels. Institutional Class share performance reflects the performance of Class A shares for periods prior to 9/6/96, adjusted to reflect Institutional Class share expense levels.

Average annual returns represent the average annual change in value of an investment over the indicated periods assuming reinvestment of dividends and capital gains distributions. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Figures quoted represent past performance, which is no guarantee of future results.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

---------------------
16

                                                          NATIONAL TAX-FREE FUND

--------------------------
GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                    STAGECOACH NATIONAL
            STAGECOACH NATIONAL   LEHMAN BROTHERS      TAX-FREE FUND
               TAX-FREE FUND         MUNICIPAL      INSTITUTIONAL CLASS
               CLASS A SHARES        BOND INDEX            SHARES
Inception                 $9,550           $10,000               $10,000
Feb-93                    $9,807           $10,362               $10,269
Mar-93                    $9,646           $10,252               $10,101
Apr-93                    $9,734           $10,356               $10,193
May-93                    $9,753           $10,414               $10,212
Jun-93                    $9,922           $10,588               $10,389
Jul-93                    $9,887           $10,601               $10,353
Aug-93                   $10,089           $10,822               $10,564
Sep-93                   $10,235           $10,945               $10,717
Oct-93                   $10,224           $10,966               $10,705
Nov-93                   $10,168           $10,870               $10,647
Dec-93                   $10,342           $11,099               $10,829
Jan-94                   $10,464           $11,225               $10,957
Feb-94                   $10,195           $10,935               $10,675
Mar-94                    $9,909           $10,490               $10,376
Apr-94                    $9,967           $10,579               $10,436
May-94                   $10,050           $10,671               $10,524
Jun-94                   $10,017           $10,606               $10,489
Jul-94                   $10,151           $10,800               $10,629
Aug-94                   $10,182           $10,838               $10,662
Sep-94                   $10,039           $10,678               $10,512
Oct-94                    $9,884           $10,488               $10,350
Nov-94                    $9,711           $10,298               $10,168
Dec-94                    $9,894           $10,525               $10,360
Jan-95                   $10,107           $10,826               $10,583
Feb-95                   $10,362           $11,141               $10,850
Mar-95                   $10,463           $11,269               $10,956
Apr-95                   $10,487           $11,282               $10,981
May-95                   $10,751           $11,642               $11,257
Jun-95                   $10,726           $11,540               $11,231
Jul-95                   $10,835           $11,649               $11,346
Aug-95                   $10,940           $11,797               $11,456
Sep-95                   $10,980           $11,872               $11,498
Oct-95                   $11,107           $12,045               $11,623
Nov-95                   $11,243           $12,244               $11,773
Dec-95                   $11,331           $12,362               $11,865
Jan-96                   $11,434           $12,456               $11,965
Feb-96                   $11,367           $12,371               $11,895
Mar-96                   $11,201           $12,213               $11,729
Apr-96                   $11,179           $12,179               $11,706
May-96                   $11,152           $12,174               $11,670
Jun-96                   $11,219           $12,307               $11,755
Jul-96                   $11,361           $12,417               $11,904
Aug-96                   $11,324           $12,415               $11,866
Sep-96                   $11,434           $12,589               $11,974
Oct-96                   $11,554           $12,731               $12,107
Nov-96                   $11,776           $12,964               $12,332
Dec-96                   $11,702           $12,909               $12,255
Jan-97                   $11,730           $12,934               $12,292
Feb-97                   $11,842           $13,053               $12,409
Mar-97                   $11,658           $12,879               $12,208
Apr-97                   $11,746           $12,988               $12,301
May-97                   $11,923           $13,184               $12,477
Jun-97                   $12,062           $13,325               $12,632
Jul-97                   $12,406           $13,694               $12,984
Aug-97                   $12,253           $13,565               $12,832
Sep-97                   $12,416           $13,727               $12,994
Oct-97                   $12,468           $13,814               $13,048
Nov-97                   $12,527           $13,896               $13,111
Dec-97                   $12,751           $14,099               $13,356
Jan-98                   $12,875           $14,244               $13,492
Feb-98                   $12,865           $14,248               $13,482
Mar-98                   $12,875           $14,261               $13,492

THE RETURNS FOR CLASS B AND CLASS C SHARES OF THE FUND, WILL VARY FROM THE RESULTS SHOWN DUE TO DIFFERENT EXPENSES AND LOAD STRUCTURES.

The accompanying chart compares the performance of the Stagecoach National Tax-Free Fund Class A and Institutional Class shares since inception with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 initial investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.5%. The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The Fund is a professionally managed mutual Fund. The Index presented here does not incur expenses and is not available directly for investment. Had this Index incurred operating expenses, its performance would have been lower.

                                                           ---------------------

OREGON TAX-FREE FUND

--------------------
INVESTMENT ADVISER Q&A
WHAT WAS THE TOTAL RETURN FOR THE FUND FOR THE YEAR ENDED MARCH 31, 1998?

Class A shares of the Fund recorded a 9.81% total return for the period exclusive of sales load. See the "Performance at a Glance" table for the total returns for other share classes.

WHAT DROVE THE FUND'S PERFORMANCE?

Falling interest rates were the primary reason for the Fund's strong returns. In the third quarter of 1997, we extended duration, which is a measure of sensitivity to interest rates, to about 110% to 115% of our benchmark, the Lehman Brothers Municipal Bond Index, making the Fund more sensitive to rate changes. This worked to our advantage because, as interest rates fell during the period, bond prices increased. The benchmark is an unmanaged index of similar securities that we use as a market comparison to the Fund's portfolio.

THE FEDERAL RESERVE RAISED RATES BEFORE THE BEGINNING OF THE REPORTING PERIOD, YET LONG-TERM RATES FELL. WHY?

The Federal Reserve sets the federal funds target rates and thereby has a direct influence over short-term interest rates. Long-term rates are more affected by inflation expectations. The Fed's stance throughout the period was seen as a check against inflation and, as a consequence, longer-term interest rates declined.

INFLATION REMAINS LOW, THE ECONOMY IS GROWING AND RATES ARE FALLING. IS THIS AN UNUSUAL PERIOD?

It is unusual in terms of the length of the cycle. The recovery has been going on for a relatively long time. Part of the length and persistence of the recovery may be fueled by high investor confidence in the financial markets.

DID THE ASIAN CRISIS HAVE A DIRECT IMPACT ON THE MUNICIPAL MARKETS?

The Asian situation did not directly affect the municipal market, but it did influence interest rates in general. We often see a "flight to quality" in response to bad news in foreign markets, in which international investors buy short-term U.S. Treasury securities in quantities which may potentially influence yields. Municipal bond yields tend to move along with Treasury yields, albeit in a lagging manner. Another indirect effect may result from our increasingly global economy. State and local economies, particularly in the western United States, that have significant business ties to Asia, could be adversely impacted if, for example, the Asian crisis ultimately reduces production and tax revenues in those states.

WHAT'S THE CURRENT OUTLOOK?

There are conflicting views in the marketplace. Some think that the Fed is going to have to raise rates to keep inflation in check in the face of the hot housing market and strong consumer

---------------------
18

                                                            OREGON TAX-FREE FUND
spending. Others thinks that the full effects of the Asian situation will not be felt until the fourth quarter of 1998 or beyond and will have a dampening effect on the U.S. economy. They believe that the Fed may have to ease monetary policy and lower interest rates to spark the economy. Our outlook is that the Fed will probably remain neutral for now and eventually lower interest rates as the economy slows down. This will encourage long-term interest rates to come down even further.

WHAT'S THE OUTLOOK ON THE OREGON ECONOMY?

The state's economy continues to grow and there are no new tax initiatives on the horizon that would affect municipal revenue flow. We could see some dampening effects on growth due to the Asian crisis, but overall we feel that the state, which has become increasingly well diversified, will be able to endure the decline.

WHAT TYPES OF BONDS DOES THE STATE TYPICALLY ISSUE?

Most of the new bond debt over the past year was revenue issues for correctional facilities, housing and general purposes (primarily education), backed by lottery revenues. Until 1998, there were not many new money general obligation bonds issued. Recently, probably due to voter confidence in the state's thriving economy, school district debt issues have brought a wave of general obligation bonds into the market.

ARE YOU MAKING ANY CHANGES IN THE FUND'S APPROACH?

We have reoriented the Fund's investment focus somewhat from a purely total return approach to placing more emphasis on the income component of return. We will still consider the projected price performance of individual issues in the Fund, but we see our shareholder's need for tax-exempt income as paramount. We are lengthening the portfolio's average maturity range to an 18 to 22 year average, which we feel offers an investor the best risk-adjusted return. This maturity range does not have the volatility of longer bonds but enables us to pick up most of the price appreciation longer-term funds enjoy when interest rates decline. One way we hope to increase income in the Fund is to buy some bonds that are subject to the alternative minimum tax (AMT). These bonds have about a 0.15% higher yield than a similar non-AMT issue, but they may increase tax exposure for some wealthy shareholders. Shareholders concerned about AMT should consult a tax adviser.

                                                           ---------------------

OREGON TAX-FREE FUND

---------------------
PERFORMANCE AT A GLANCE
CLASS A SHARE PERFORMANCE AS OF 3/31/98
--------------------------------------------------------------------------------

                                                                               SINCE 6/1/88
AVERAGE ANNUAL TOTAL RETURNS                  1 YEAR     3 YEAR     5 YEAR     INCEPTION
-------------------------------------------------------------------------------------------
With Maximum 4.50% Sales Charge               4.85%      5.32%      5.01%      6.67%
-------------------------------------------------------------------------------------------
Without Sales Charge                          9.81%      6.95%      5.97%      7.17%
-------------------------------------------------------------------------------------------

CLASS B SHARE PERFORMANCE AS OF 3/31/98
--------------------------------------------------------------------------------

                                                                               SINCE 6/1/88
AVERAGE ANNUAL TOTAL RETURNS                  1 YEAR     3 YEAR     5 YEAR     INCEPTION
-------------------------------------------------------------------------------------------
With Maximum Contingent Deferred Sales
Charge(1)                                     3.77%      5.11%      4.80%      6.37%
-------------------------------------------------------------------------------------------
Without Sales Charge                          8.77%      6.01%      5.13%      6.37%
-------------------------------------------------------------------------------------------
(1)Assumes 3/31/98 Redemption.

INSTITUTIONAL CLASS SHARE PERFORMANCE AS OF 3/31/98
--------------------------------------------------------------------------------

                                                                               SINCE 6/1/88
AVERAGE ANNUAL TOTAL RETURNS                  1 YEAR     3 YEAR     5 YEAR     INCEPTION
-------------------------------------------------------------------------------------------
This Share Class Has No Sales Charge          10.08%     7.08%      6.05%      7.21%
-------------------------------------------------------------------------------------------

The Stagecoach Oregon Tax-Free Fund is the successor to the Pacifica Oregon Tax-Exempt Fund (10/95 to 9/96) and the Westcore Oregon Tax-Exempt Fund (6/88 to 9/95). Historical performance has been calculated using returns produced by these predecessor funds for the applicable periods. Class A share performance reflects Pacifica Fund Class A and Westcore Fund performance. Class B and Institutional Class share performance also reflects such performance but has been adjusted to reflect Class B and Institutional Class share expense levels as of the inception date of 6/1/88.

Average annual total returns represent the average annual change in value of an investment over the indicated periods assuming reinvestment of dividends and capital gains distributions. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Figures quoted represent past performance, which is no guarantee of future results.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

---------------------
20

                                                            OREGON TAX-FREE FUND

--------------------------
GROWTH OF A $10,000 INVESTMENT
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              STAGECOACH OREGON TAX-FREE FUND CASS A       LEHMAN BROTHERS MUNICIPAL BOND
                              SHARES                                    INDEX
Inception                                        $9,550                              $10,000
Sep-88                                           $9,890                              $10,406
Mar-89                                          $10,022                              $10,669
Sep-89                                          $10,519                              $11,308
Mar-90                                          $10,836                              $11,795
Sep-90                                          $11,095                              $12,077
Mar-91                                          $11,793                              $12,883
Sep-91                                          $12,416                              $13,669
Mar-92                                          $12,776                              $14,171
Sep-92                                          $13,504                              $15,099
Mar-93                                          $14,116                              $15,944
Sep-93                                          $15,201                              $17,022
Mar-94                                          $14,611                              $16,314
Sep-94                                          $14,621                              $16,607
Mar-95                                          $15,425                              $17,525
Sep-95                                          $16,076                              $18,463
Mar-96                                          $16,455                              $18,994
Sep-96                                          $16,902                              $19,578
Mar-97                                          $17,182                              $20,030
Sep-97                                          $18,273                              $21,348
Mar-98                                          $18,867                              $22,179

             STAGECOACH OREGON TAX-FREE FUND INSTITUTIONAL CLASS
                                   SHARES
Inception                                                 $10,000
Sep-88                                                    $10,356
Mar-89                                                    $10,494
Sep-89                                                    $11,015
Mar-90                                                    $11,347
Sep-90                                                    $11,617
Mar-91                                                    $12,349
Sep-91                                                    $13,001
Mar-92                                                    $13,378
Sep-92                                                    $14,141
Mar-93                                                    $14,781
Sep-93                                                    $15,918
Mar-94                                                    $15,299
Sep-94                                                    $15,310
Mar-95                                                    $16,152
Sep-95                                                    $16,834
Mar-96                                                    $17,235
Sep-96                                                    $17,716
Mar-97                                                    $18,016
Sep-97                                                    $19,190
Mar-98                                                    $19,831

THE RETURNS FOR CLASS B SHARES OF THE FUND WILL VARY FROM THE RESULTS SHOWN DUE TO DIFFERENT EXPENSES AND LOAD STRUCTURES.

The accompanying chart compares the performance of the Stagecoach Oregon Tax-Free Fund Class A and Institutional Class shares since inception with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 initial investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.5%. The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The Fund is a professionally managed mutual fund. The Index presented here does not incur expenses and is not available directly for investment. Had this Index incurred operating expenses, its performance would have been lower.

                                                           ---------------------

ARIZONA TAX-FREE FUND
-------------------------------------------------
PORTFOLIO OF INVESTMENTS  - MARCH 31, 1998

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             ARIZONA MUNICIPAL BONDS - 93.58%
$   130,000  Bullhead City AZ Special Assessment Parkway
               Improvement District                               6.10 %        01/01/02   $     138,288
    170,000  Bullhead City AZ Special Assessment Parkway
               Improvement District                               6.10          01/01/03         182,538
    500,000  Chandler AZ Street & Highway User Revenue            6.00          07/01/11         560,775
    110,000  Glendale AZ Improvement District                     6.00          01/01/01         115,335
    175,000  Glendale AZ Improvement District                     6.00          01/01/02         186,044
    235,000  Glendale AZ Water & Sewer Revenue                    9.00          07/01/03         286,956
    900,000  Greenlee County AZ IDA Pollution Control
               Revenue Project                                    5.45          06/01/09         937,125
    750,000  Maricopa County AZ Hospital District                 5.00          06/01/21         732,188
    250,000  Maricopa County AZ IDA Multifamily Housing
               Revenue Project                                    4.65          07/01/09         249,553
    500,000  Maricopa County AZ USD Mesa University Project
               Series E                                           5.00          07/01/09         513,880
    625,000  Maricopa County AZ USD Phoenix Elementary            6.00          07/01/08         696,563
    500,000  Maricopa County AZ USD Project Series A              5.00          07/01/09         513,880
    415,000  Maricopa County AZ USD Tolleson AMBAC Insured        5.80          07/01/07         436,871
  1,000,000  Mesa AZ GO Series A                                  6.50          07/01/09       1,160,000
    500,000  Mohave County AZ IDA Baptist Hospital MBIA
               Insured                                            5.70          09/01/15         528,320
    100,000  Peoria AZ Improvement District                       7.30          01/01/99         102,492
    750,000  Phoenix AZ Civic improvement Corporation AMT
               Lien                                               5.00          07/01/14         739,688
  1,000,000  Phoenix AZ Civic Improvement Corporation
               Wastewater System                                  6.00          07/01/05       1,100,260
    200,000  Phoenix AZ Civic Plaza Building Corporation
               Excise Tax Revenue                                 6.38          07/01/06         227,094
  1,000,000  Phoenix AZ GO Series A                               6.25          07/01/16       1,166,900
    900,000  Phoenix AZ IDA Hospital Revenue Series B             5.65          12/01/12         954,927

------------------------
22

                                                           ARIZONA TAX-FREE FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             ARIZONA MUNICIPAL BONDS (CONTINUED)
$   215,000  Phoenix AZ Special Assessment Central Avenue
               Improvement District                               7.00 %        01/01/99   $     218,128
    750,000  Phoenix AZ Street & Highway User Revenue             6.40          07/01/04         826,650
    335,000  Pima County AZ Community College District            5.50          07/01/12         353,174
    750,000  Pima County AZ IDA Multifamily Housing Revenue
               Project                                            5.50          03/01/28         750,488
    310,000  Pinal County AZ Community College District           5.00          07/01/12         306,785
    500,000  Scottsdale AZ IDA Hospital Revenue Series A          6.50          09/01/07         573,125
  1,000,000  Tucson AZ GO MBIA Insured                            5.13          07/01/21         996,640
    500,000  Tucson AZ LOC Business Development Finance
               Corporation                                        4.60          07/01/10         493,350
    500,000  Tucson AZ Street & Highway Revenue Series C          7.00          01/01/11         609,535
    500,000  Tucson AZ Street & Highway Revenue Series C          7.00          07/01/12         615,400
    500,000  Yuma AZ IDA Hopital Revenue Project                  5.75          08/01/07         546,246
                                                                                           --------------
             TOTAL ARIZONA MUNICIPAL BONDS                                                 $  17,819,198
             (Cost $17,726,555)

             PUERTO RICO MUNICIPAL BONDS - 13.20%
$   500,000  Commonwealth of Puerto Rico Electric Power
               Authority Revenue Series EE                        5.00 %        07/01/28   $     477,570
  1,000,000  Commonwealth of Puerto Rico Electric Power
               Authority Revenue Series X                         5.50          07/01/25       1,015,000
  1,000,000  Commonwealth of Puerto Rico Highway &
               Transportation Authority Revenue                   5.50          07/01/26       1,021,250
                                                                                           --------------
             TOTAL PUERTO RICO MUNICIPAL BONDS                                             $   2,513,820
             (Cost $2,004,705)

                                                           ---------------------

ARIZONA TAX-FREE FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
  SHARES

             SHORT-TERM INSTRUMENTS - 1.53%
             MONEY MARKET FUNDS - 1.53%
$   290,874  AIM Institutional Tax-Free Fund                                               $     290,874
             (Cost $290,874)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $20,022,134)* (Notes 1 and 3)                     108.31%               $   20,623,892
              Other Assets and Liabilities, Net                        (8.31)                   (1,582,086)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $   19,041,806
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $    641,286
Gross Unrealized Depreciation        (39,528)
                                ------------
NET UNREALIZED APPRECIATION     $    601,758
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

------------------------
24

                                                 CALIFORNIA TAX-FREE INCOME FUND
-------------------------------------------------
PORTFOLIO OF INVESTMENTS  - MARCH 31, 1998

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS - 99.00%
$ 1,250,000  California State AMT Veterans Bonds Series B         4.65 %        12/01/05   $   1,249,188
  2,000,000  California State AMT Veterans Bonds Series B         4.95          12/01/07       2,001,560
  1,540,000  California State Department Water Resource
               Revenue Project                                    6.00          12/01/06       1,719,025
    500,000  California State EDFA Revenue Pooled College &
               University Financing                               5.10          06/01/98         500,910
  2,615,000  California State Health Facility Finance
               Authority Revenue                                  5.00          07/01/01       2,689,658
    500,000  California State HFFA Revenue Episcopal Homes
               Mortgage Insurance                                 7.20          07/01/99         506,495
    200,000  California State HFFA Revenue Mortgage
               Insurance                                          7.40          12/01/00         208,380
  1,000,000  California State Public Revenue CA State
               University Projects                                6.70          10/01/17       1,122,500
  1,000,000  California State Public Works Board Lease
               Revenue Series A                                   6.63          10/01/10       1,119,340
  1,000,000  California Statewide CDA Revenue COP United
               Western Medical Centers                            6.75          12/01/21       1,106,250
    250,000  Carlsbad CA USD COP Phase III                        6.70          11/01/99         259,743
    500,000  Emeryville CA PFA Housing Increment Revenue
               Series A                                           5.40          05/01/98         500,648
    600,000  Encinitas CA USD COP Measure B Capital Projects      4.38          09/01/98         601,140
    820,000  Foster City CA PFA                                   4.70          09/01/98         821,796
    685,000  Foster City CA PFA                                   5.40          09/01/01         708,420
  1,750,000  Industry CA Urban Development Agency FSA
               Insured                                            4.70          05/01/04       1,783,915
  2,000,000  Los Angeles CA Airport Revenue Series A              6.00          05/15/05       2,205,000
  1,460,000  Los Angeles CA Department of Water & Power
               Revenue Project                                    9.00          10/15/03       1,802,574
  2,500,000  Los Angeles CA Harbor Department Revenue AMT
               Series B                                           5.00          08/01/02       2,580,100

                                                           ---------------------

CALIFORNIA TAX-FREE INCOME FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$   725,000  Los Angeles CA Judgment Obligation Bonds Series
               A                                                  4.70 %        08/01/98   $     727,393
  1,300,000  Los Angeles CA Waste Water System Revenue
               Series A MBIA Insured                              8.50          06/01/03       1,553,214
  2,000,000  Los Angeles CA Waste Water System Revenue
               Series D MBIA Insured                              8.70          11/01/03       2,437,440
    300,000  Los Angeles County CA Transportation Commission
               Sales Tax Revenue Series A                         6.10          07/01/99         308,214
    500,000  Morgan Hill CA RDFA Tax Allocation Ojo De Agua
               Community Development Project                      5.60          03/01/00         505,675
  1,075,000  Mount Diablo CA USD Community Facilities
               District Special Tax AMBAC Insured                 8.00          08/01/03       1,265,071
  2,625,000  Orange County CA LOC Transportation Authority
               Sales Tax Revenue                                  9.50          02/15/03       3,217,725
  3,500,000  Orange County CA Public Finance Authority Waste
               Management System                                  5.50          12/01/06       3,731,210
  2,500,000  Rancho CA Water District Financing Authority
               Revenue                                            4.70          08/15/21       2,542,050
  3,000,000  Riverside County CA Transportation Commission
               Tax Revenue Series A                               6.50          06/01/01       3,220,410
    300,000  Sacramento CA Light Rail Transportation Project      6.30          07/01/00         312,681
    500,000  Sacramento CA MUD Electric Revenue MBIA Insured      7.50          08/15/99         516,295
    995,000  Sacramento CA Workers Compensation Project
               Series C                                           5.75          06/01/03       1,036,581
    500,000  San Diego CA Transportation Authority COP Bus
               Acquisition Project                                6.60          12/01/01         518,270
  1,000,000  San Diego County CA Regional Transportation
               Commission Sales Tax Revenue Series A FGIC
               Insured                                            6.25          04/01/02       1,078,470
  1,090,000  San Francisco CA City & County International
               Airport Revenue MBIA Insured                       8.00          05/01/05       1,315,423
  1,150,000  San Francisco CA City & County International
               Revenue AMT MBIA Insured                           8.00          05/01/05       1,383,968

------------------------
26

                                                 CALIFORNIA TAX-FREE INCOME FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$ 1,000,000  San Francisco CA City & County RDFA Lease
               Revenue George R Moscone Center AMBAC Insured      6.20 %        10/01/00   $   1,053,750
    750,000  San Francisco CA Redevelopment Agency Lease
               Revenue George Moscone Center Project              7.40          07/01/98         755,940
  2,065,000  San Mateo County CA Joint Powers Lease Project
               Series A                                           4.50          07/15/06       2,083,647
    500,000  Santa Monica CA Wastewater Enterprise Revenue
               Hyperion Project                                  12.00          01/01/01         601,035
  1,000,000  South Orange County CA Public Finance Authority
               Tax Revenue                                        5.75          08/15/05       1,086,250
  2,000,000  Southern California Rapid Transit District
               Certificates Participation MBIA Insured            7.50          07/01/05       2,216,580
  1,100,000  Southern California State Public Power
               Authority                                          6.75          07/01/00       1,160,500
  3,000,000  Southern California State Public Power
               Authority Project                                  6.88          07/01/03       3,202,500
  1,185,000  Southern California State Waterworks Revenue
               Series C                                           6.00          07/01/06       1,316,796
    580,000  Turlock CA Irrigation District Revenue Series A      5.00          01/01/05         602,788
  1,000,000  University of California Multiple Projects
               Revenue Series A MBIA Insured                      6.50          09/01/03       1,105,428
  1,000,000  University of California Multiple Projects
               Revenue Series B                                   6.00          09/01/02       1,078,850
                                                                                           --------------
             TOTAL CALIFORNIA MUNICIPAL BONDS                                              $  65,420,796
             (Cost $64,554,739)

                                                           ---------------------

CALIFORNIA TAX-FREE INCOME FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
  SHARES

             SHORT-TERM INSTRUMENTS - 1.46%
             MONEY MARKET FUNDS - 1.46%
$   964,000  Provident Institutional CA Municipal Fund                                     $     964,000
             (Cost $964,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $65,518,739)* (Notes 1 and 3)                     100.46%               $   66,384,796
              Other Assets and Liabilities, Net                        (0.46)                     (304,618)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $   66,080,178
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $    936,435
Gross Unrealized Depreciation        (70,378)
                                ------------
NET UNREALIZED APPRECIATION     $    866,057
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

------------------------
28

                                                          NATIONAL TAX-FREE FUND
-------------------------------------------------
PORTFOLIO OF INVESTMENTS  - MARCH 31, 1998

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             MUNICIPAL BONDS - 98.26%
             ALASKA - 4.22%
$ 2,250,000  Alaska State Housing Finance Corporation             5.50 %        12/01/17   $   2,278,125
    100,000  Anchorage Alaska GO MBIA Insured                     6.75          07/01/05         107,808
    100,000  Valdez Alaska Marine Term Revenue Pipelines Inc
               Series A                                           5.85          08/01/25         102,875
                                                                                           --------------
                                                                                           $   2,488,808

             CALIFORNIA - 0.04%
$    20,000  California State GO                                  6.00 %        02/01/01   $      21,064

             COLORADO - 7.46%
$ 2,000,000  Colorado Health Facility Authority Revenue           5.75 %        09/15/22   $   2,023,400
  2,000,000  Denver CO City & County Airport Revenue Series
               A                                                  5.60          11/15/20       2,063,420
    270,000  El Paso County CO USD                                6.15          12/15/08         305,438
                                                                                           --------------
                                                                                           $   4,392,258

             CONNECTICUT - 1.77%
$ 1,000,000  Connecticut State Housing Finance Authority          7.30 %        11/15/03   $   1,045,260

             FLORIDA - 0.31%
$   170,000  Brevard County FL HFA SFMR Refunded Series B
               FSA Insured                                        7.00 %        03/01/13   $     181,050

             HAWAII - 0.47%
$   250,000  Hawaii State Series CL GO                            6.00 %        03/01/09   $     278,300

                                                           ---------------------

NATIONAL TAX-FREE FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             MUNICIPAL BONDS (CONTINUED)
             ILLINOIS - 15.10%
$   200,000  Chicago IL O'Hare International Airport Revenue
               Series A                                           6.75 %        01/01/06   $     228,180
    500,000  Chicago IL O'Hare International Airport Special
               Facilities Revenue AMT LOC - Bayerische
               Landesbank                                         7.13          05/01/18         541,250
  2,965,000  Chicago IL Board of Education School Reform
               Series A                                           5.25          12/01/18       2,984,213
  1,500,000  Chicago IL Park District Project                     5.38          01/01/25       1,508,730
  1,000,000  Chicago IL GO Series A                               5.25          01/01/20         990,000
    600,000  Illinois Development Finance Authority Revneue
               Series C                                           5.65          07/01/19         594,060
  1,000,000  Illinois Development Finance Authority Revneue
               Series A                                           5.75          07/01/18       1,008,120
  1,000,000  Illinois Health Facility Authority Revenue
               Edward Hospital Series A                           5.75          02/15/09       1,035,770
                                                                                           --------------
                                                                                           $   8,890,323

             INDIANA - 5.05%
$ 1,940,000  Howard County IN Jail & Juvenile Detention
               Center                                             5.25 %        01/15/12   $   1,971,641
  1,000,000  Indiana State Educational Facility Authority
               Revenue Butler University Project                  5.30          01/01/27       1,001,910
                                                                                           --------------
                                                                                           $   2,973,551

             IDAHO - 1.79%
$ 1,000,000  Idaho State HFA SFMR Series C-2 AMT                  6.35 %        07/01/15   $   1,055,770

------------------------
30

                                                          NATIONAL TAX-FREE FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             MUNICIPAL BONDS (CONTINUED)
             IOWA - 6.43%
$ 2,000,000  Iowa Finance Authority Revenue Health Systems
               Series V                                           5.25 %        08/15/27   $   1,956,300
  1,435,000  Iowa State HFA SFMR Series B AMT GNMA/FNMA
               Collateralized                                     6.95          07/01/24       1,532,982
    280,000  Iowa State HFA SFMR Series B AMT GNMA/FNMA
               Collateralized                                     7.45          07/01/23         300,336
                                                                                           --------------
                                                                                           $   3,789,618

             KENTUCKY - 0.26%
$   140,000  Kentucky State Housing Corporation Revenue FHA
               Insured                                            6.50 %        07/01/17   $     150,325

             LOUISIANA - 0.64%
$   355,000  Louisiana State Public Facilities Authority
               Student Loan Revenue AMT FSA Insured               6.85 %        01/01/09   $     379,641

             MASSACHUSETTS - 1.80%
$ 1,000,000  Massachusetts State HFA Residential Development
               FNMA Collateralized                                6.90 %        11/15/21   $   1,059,030

             MICHIGAN - 2.53%
$ 1,435,000  Armada MI Area School District                       5.63 %        05/01/17   $   1,491,568

             MINNESOTA - 1.13%
$   250,000  Minneapolis MN Community Development Agency
               Series 7A                                          5.50 %        06/01/12   $     254,413
    390,000  Minneapolis-St Paul MN Housing Finance Board
               Revenue SFMR Phase IX AMT GNMA Collateralized      7.30          08/01/31         413,755
                                                                                           --------------
                                                                                           $     668,168

                                                           ---------------------

NATIONAL TAX-FREE FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             MUNICIPAL BONDS (CONTINUED)
             MISSISSIPPI - 6.44%
$   500,000  Jones County MS Hospital Revenue Regional
               Medical Center                                     4.90 %        12/01/04   $     503,580
  1,050,000  Jones County MS Hospital Revenue South Central
               Regional Medical Center                            5.00          12/01/06       1,052,279
  2,230,000  Mississippi Home Corporation Single Family
               Revenue Series H                                   5.35          06/01/26       2,240,035
                                                                                           --------------
                                                                                           $   3,795,894

             NEBRASKA - 1.68%
$ 1,000,000  Nebraska Public Power District Revenue System
               Series A                                           5.25 %        01/01/28   $     991,220

             NEVADA - 1.77%
$   500,000  Clark County NV Las Vegas Convention & Visitors
               Authority FSA Insured                              6.00 %        07/01/26   $     529,520
    500,000  Reno NV Hospital Revenue                             5.63          05/15/23         511,250
                                                                                           --------------
                                                                                           $   1,040,770

             NEW JERSEY - 2.30%
$ 1,250,000  New Jersey State MFHR FHA Collateralized             7.00 %        05/01/30   $   1,354,000

             NEW YORK - 3.23%
$   250,000  Erie County NY Public Improvement                    6.13 %        01/15/10   $     282,830
    250,000  New York NY FGIC Series E                            6.00          08/01/12         271,150
  1,300,000  New York State Dormitory Authority Revenue
               Mental Health Services                             5.63          02/15/21       1,346,982
                                                                                           --------------
                                                                                           $   1,900,962

             NORTH DAKOTA - 2.56%
$ 1,500,000  Fargo ND Health Systems Revenue                      5.38 %        06/01/27   $   1,509,900

------------------------
32

                                                          NATIONAL TAX-FREE FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             MUNICIPAL BONDS (CONTINUED)
             OKLAHOMA - 2.25%
$   200,000  Pryor Creek OK Economic Development Authority
               Mortgage Revenue Series A FNMA Collateralized      7.13 %        07/01/21   $     210,118
    550,000  Tulsa County OK HFA Mortgage Revenue Series B
               Remarket AMT GNMA Collateralized                   7.10          06/01/22         586,647
    500,000  Tulsa County OK HFA Mortgage Revenue Series B
               Remarket AMT GNMA Collateralized                   7.55          05/01/23         528,650
                                                                                           --------------
                                                                                           $   1,325,415

             PENNSYLVANIA - 0.90%
$   500,000  Pennsylvania State Higher EDFA Student Loan
               Revenue Series D AMT AMBAC Insured                 7.05 %        10/01/16   $     530,625

             TENNESSEE - 1.75%
$ 1,000,000  Shelby County TN Health Educational & Housing
               Facility                                           6.00 %        07/01/28   $   1,032,120

             TEXAS - 6.41%
$   400,000  Austin TX Utility Systems Revenue                    5.90 %        10/01/99   $     411,500
    250,000  Decatur TX Indeptness School District                6.13          08/01/25         269,128
    250,000  El Paso TX GO                                        7.00          08/15/06         293,990
    125,000  Port Authur TX MBIA Insured                          8.50          02/15/03         148,451
  1,250,000  Port Corpus Christi TX Industrial Development
               Corporation                                        5.13          04/01/09       1,246,875
    390,000  Travis County TX HFC Residential Mortgage
               Revenue Series A GNMA/FNMA Collateralized          7.00          12/01/11         420,202
  1,000,000  Webb County TX COP Series A                          5.25          10/01/22         983,836
                                                                                           --------------
                                                                                           $   3,773,982

                                                           ---------------------

NATIONAL TAX-FREE FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             MUNICIPAL BONDS (CONTINUED)
             UTAH - 4.22%
$   250,000  Salt Lake City UT RDA Neighborhood Tax Revenue       6.50 %        10/01/01   $     268,338
    500,000  Utah State Board of Regents Student Loan
               Revenue Series F AMT AMBAC Insured                 7.45          11/01/08         536,545
  1,100,000  Utah State Board of Regents Student Loan
               Revenue Series H AMT AMBAC Insured                 6.70          11/01/15       1,165,285
    250,000  Utah State Building Ownership Authority Lease
               Series A                                           6.00          05/15/09         266,068
      5,000  Utah State HFA SFMR Series D-2 AMT FHA
               Collateralized                                     6.45          01/01/11           5,415
    225,000  Washington County UT USD St Georges FGIC
               Insured                                            6.00          03/01/03         244,280
                                                                                           --------------
                                                                                           $   2,485,931

             VERMONT - 0.98%
$   500,000  Burlington VT Electricity Revenue Series A MBIA
               Insured                                            6.38 %        07/01/10   $     577,640

             VIRGINIA - 1.71%
$ 1,000,000  Virginia State Multifamily Housing Development
               Project Series I                                   5.45 %        05/01/18   $   1,008,750

             WASHINGTON - 13.06%
$ 1,000,000  King County WA Lease Revenue                         5.25 %        06/01/26   $     995,750
    500,000  Clark County WA Sewer Revenue                        6.00          12/01/06         552,645
    100,000  Island County WA USD South Whidbey                   6.75          12/01/07         118,373
    100,000  South Columbian Basin WA Improvement District
               Revenue                                            6.00          12/01/02         107,241
    350,000  Tacoma WA Solid Waste Utility Revenue Series B       6.00          12/01/09         390,359
  2,000,000  Washington State Public Power Supply System
               Nuclear Project Series A                           5.00          07/01/13       1,959,700
  1,000,000  Washington State Public Power Supply System
               Nuclear Project Series B                           5.13          07/01/13         992,500

------------------------
34

                                                          NATIONAL TAX-FREE FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             MUNICIPAL BONDS (CONTINUED)
$ 1,000,000  Washington State GO Series DD-12                     5.50 %        03/01/28   $   1,058,680
  1,440,000  Washington State SFMR Series D AMT GNMA/FNMA
               Collateralized                                     7.10          07/01/22       1,517,313
                                                                                           --------------
                                                                                           $   7,692,561
             TOTAL MUNICIPAL BONDS                                                         $  57,884,504
             (Cost $56,604,597)
  SHARES

             SHORT-TERM INSTRUMENTS - 1.60%
             MONEY MARKET FUNDS - 1.60%
    941,000  Dreyfus General CA Municipal Money Market Fund                                $     941,000
             (Cost $941,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $57,545,597)* (Notes 1 and 3)                      99.86%               $   58,825,504
              Other Assets and Liabilities, Net                         0.14                        82,626
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $   58,908,130
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $  1,394,240
Gross Unrealized Depreciation       (114,333)
                                ------------
NET UNREALIZED APPRECIATION     $  1,279,907
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

OREGON TAX-FREE FUND
-------------------------------------------------
PORTFOLIO OF INVESTMENTS  - MARCH 31, 1998

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             OREGON MUNICIPAL BONDS - 93.05%
$   300,000  Chemeketa OR Community College District AMBAC
               Insured                                            5.40 %        06/01/07   $     320,199
  1,100,000  Chemeketa OR Community College District FGIC
               Insured                                            6.00          06/01/06       1,225,312
  1,000,000  Chemeketa OR Community College District Series
               B                                                  5.60          06/01/14       1,063,750
    250,000  Chemeketa OR Community College MBIA Insured          6.50          07/01/07         288,130
    495,000  Clackamas County HFFA Jennings Lodge Project
               GNMA FHA credit support                            7.50          10/20/31         531,843
    300,000  Clackamas County HFFA Sisters of Providence
               Series A                                           6.38          10/01/05         327,222
  2,675,000  Emerald Peoples OR MUD Revenue FGIC Insured          7.35          11/01/13       3,448,289
  1,750,000  Emerald Peoples OR Utility District                  7.35          11/01/07       2,139,988
    845,000  Eugene OR Public Safety Facilities                   6.00          06/01/06         932,086
  1,000,000  Hillsboro OR Hospital Healthcare Facility            5.75          10/01/12       1,035,430
    620,000  Hood River County OR USD GO AMBAC Insured            5.65          06/01/08         656,493
    500,000  Josephine County OR USD FGIC                         5.75          06/01/07         549,780
  1,000,000  Linn & Benton OR School District GO                  5.35          06/01/08       1,073,300
    100,000  Marion & Polk Counties OR USD Salem GO               5.90          10/01/07         107,319
    500,000  Multnomah County OR COP MBIA Insured                 4.70          08/01/12         486,250
  1,000,000  Multnomah-Clackamas County OR USD Project            5.00          01/01/08       1,035,000
    500,000  North Clackamas OR Parks & Recreation District
               Facility                                           5.40          04/01/05         528,270
    750,000  Oregon State Board of Higher Education GO
               Series C                                           5.95          08/01/26         800,933
    250,000  Oregon State Department General Services AMBAC
               Insured                                            7.50          09/01/15         274,758
    500,000  Oregon State Department of Administrative
               Services COP Series A                              5.20          05/01/06         526,300

------------------------
36

                                                            OREGON TAX-FREE FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             OREGON MUNICIPAL BONDS (CONTINUED)
$   500,000  Oregon State Department of Administrative
               Services COP Series A                              5.80 %        05/01/24   $     534,375
  1,500,000  Oregon State Department of Administrative
               Services Series B                                  5.60          11/01/16       1,570,545
    480,000  Oregon State GO                                      7.25          07/01/07         580,306
    175,000  Oregon State GO                                      9.00          10/01/05         226,480
    575,000  Oregon State Housing Educational & Cultural
               Facilities Authority Revenue Reed College
               Project                                            6.75          07/01/21         630,879
  1,715,000  Oregon State Housing Educational & Cultural
               Facilities Series A                                4.75          12/01/30       1,712,856
      5,000  Oregon State SFMR Program FHA/VA Insured             7.05          07/01/09           5,315
  2,000,000  Oregon State Veterans Welfare Series 77              5.30          10/01/29       1,997,500
  1,750,000  Port Saint Helens OR Pollution Control Project       5.65          12/01/27       1,782,113
    500,000  Portland OR Airport Revenue Series 11                5.30          07/01/07         527,380
    485,000  Portland OR Arena Gas Tax Revenue Series A           5.35          06/01/07         515,667
  1,000,000  Portland OR GO Series A                              4.88          06/01/18         975,000
    200,000  Portland OR Horizon Air Inc Project                  3.80          06/05/27         200,000
    150,000  Portland OR MUD Sewer System Revenue Series A        6.05          06/01/09         165,563
    250,000  Portland OR Sewer System Revenue Series A            5.75          06/01/06         272,053
  1,000,000  South Fork Water Board Revenue Series B              6.00          02/01/14       1,078,260
     40,000  Tri-County Metropolitan OR Transportation
               District Revenue                                   5.70          08/01/13          41,167
    400,000  Umatilla County OR GO                                5.20          10/01/08         419,660
    250,000  Washington & Clackamas County OR School
               District J Tigard                                  5.50          06/01/06         266,238
  1,000,000  Washington County OR GO                              5.75          10/01/11       1,103,750
  2,000,000  Washington County OR Unified Sewer Agency
               Revenue FGIC Insured                               5.50          10/01/13       2,113,320
  1,000,000  Washington County OR USD Project                     5.25          06/01/10       1,055,000

                                                           ---------------------

OREGON TAX-FREE FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             OREGON MUNICIPAL BONDS (CONTINUED)
$   725,000  Washington County School District J Sherwood
               FSA Insured                                        6.10 %        06/01/12   $     789,750
    550,000  Western Lane OR HFFA Revenue Sisters of St.
               Joseph Peace Services MBIA Insured                 5.63          08/01/07         591,309
                                                                                           --------------
             TOTAL OREGON MUNICIPAL BONDS                                                  $  36,505,138
             (Cost $35,221,592)

             PUERTO RICO MUNICIPAL BONDS - 7.83%
$    40,000  Commonwealth of Puerto Rico Aqueduct & Sewer
               Revenue                                           10.25 %        07/01/09   $      55,316
  2,000,000  Commonwealth of Puerto Rico Infrastructure
               Financing Authority Project                        5.00          07/01/28       1,937,500
    350,000  Commonwealth of Puerto Rico MFHR LOC -
               Government Development Bank of Puerto Rico         7.50          04/01/22         367,567
    425,000  Commonwealth of Puerto Rico PCR Facilities
               Financing Authority Upjohn Co Project              7.50          12/01/23         448,095
    250,000  Commonwealth of Puerto Rico SFMR GNMA Insured        7.50          10/15/12         264,323
                                                                                           --------------
             TOTAL PUERTO RICO MUNICIPAL BONDS                                             $   3,072,801
             (Cost $3,057,653)
  SHARES

             SHORT-TERM INSTRUMENTS - 2.79%
             MONEY MARKET FUNDS - 2.79%
  1,095,407  AIM Institutional Tax-Free Fund                                               $   1,095,407
             (Cost $1,095,407)

------------------------
38

                                                            OREGON TAX-FREE FUND

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $39,374,652)* (Notes 1 and 3)                     103.67%               $   40,673,346
              Other Assets and Liabilities, Net                        (3.67)                   (1,438,811)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $   39,234,535
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $  1,388,072
Gross Unrealized Depreciation        (89,378)
                                ------------
NET UNREALIZED APPRECIATION     $  1,298,694
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENT OF ASSETS AND LIABILITIES - MARCH 31, 1998

                                                 ARIZONA
                                                TAX-FREE
                                                    FUND
--------------------------------------------------------

ASSETS
INVESTMENTS:
  In securities, at market value (see
    cost below)                              $20,623,892
  Cash                                             1,423
RECEIVABLES:
  Interest                                       254,486
  Fund shares sold                                60,000
  Investment securities sold                           0
Organization expenses, net of
  amortization                                         0
Prepaid expenses                                       0
TOTAL ASSETS                                  20,939,801

LIABILITIES
Payables:
  Investment securities purchased              1,756,126
  Distribution to shareholders                    65,435
  Capital shares redeemed                              0
  Due to sponsor and distributor (Note
    2)                                             4,478
  Due to adviser (Note 2)                          3,549
  Other                                           68,407
TOTAL LIABILITIES                              1,897,995
TOTAL NET ASSETS
                                             $19,041,806
NET ASSETS CONSIST OF:
  Paid-in capital                            $18,256,964
  Undistributed net realized gain (loss)
    on investments                               183,084
  Net unrealized appreciation of
    investments                                  601,758
TOTAL NET ASSETS                             $19,041,806

COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE PER SHARE
Net assets - Class A                         $ 5,467,233
Shares outstanding - Class A                     507,618
Net asset value per share - Class A          $     10.77
Maximum offering price per share - Class
  A                                          $     11.28(1)
Net assets - Class B                         $ 1,545,907
Shares outstanding - Class B                     148,797
Net asset value and offering price per
  share - Class B                            $     10.39
Net assets - Class C                                 N/A
Shares outstanding - Class C                         N/A
Net asset value and offering price per
  share - Class C                                    N/A
Net assets - Institutional Class             $12,028,666
Shares outstanding - Institutional Class       1,116,327
Net asset value and offering price per
  share - Institutional Class                $     10.78
INVESTMENT AT COST (NOTE 3)                  $20,022,134
--------------------------------------------------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.
(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/97 OF NET ASSET VALUE. ON INVESTMENTS OF $100,000 OR MORE THE OFFERING PRICE IS REDUCED.
The accompanying notes are an integral part of these financial statements.

------------------------
40

                            STATEMENT OF ASSETS AND LIABILITIES - MARCH 31, 1998

                                              CALIFORNIA        NATIONAL          OREGON
                                                TAX-FREE        TAX-FREE        TAX-FREE
                                             INCOME FUND            FUND            FUND
----------------------------------------------------------------------------------------

ASSETS
INVESTMENTS:
  In securities, at market value (see
    cost below)                              $66,384,796     $58,825,504     $40,673,346
  Cash                                             1,815          13,346           1,878
RECEIVABLES:
  Interest                                     1,188,249         985,157         717,292
  Fund shares sold                                     0          18,200          45,011
  Investment securities sold                   2,157,670         519,375               0
Organization expenses, net of
  amortization                                         0               0           8,675
Prepaid expenses                                  53,236             837              26
TOTAL ASSETS                                  69,785,766      60,362,419      41,446,228

LIABILITIES
Payables:
  Investment securities purchased              3,148,266         985,880       2,003,828
  Distribution to shareholders                   200,890         215,573         125,830
  Capital shares redeemed                        258,591          38,884               0
  Due to sponsor and distributor (Note
    2)                                            30,581           4,044          26,459
  Due to adviser (Note 2)                         30,213          21,593          12,888
  Other                                           37,047         188,315          42,688
TOTAL LIABILITIES                              3,705,588       1,454,289       2,211,693
TOTAL NET ASSETS
                                             $66,080,178     $58,908,130     $39,234,535
NET ASSETS CONSIST OF:
  Paid-in capital                            $64,903,947     $58,266,211     $37,546,286
  Undistributed net realized gain (loss)
    on investments                               310,174        (637,988)        389,555
  Net unrealized appreciation of
    investments                                  866,057       1,279,907       1,298,694
TOTAL NET ASSETS                             $66,080,178     $58,908,130     $39,234,535

COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE PER SHARE
Net assets - Class A                         $59,011,496     $42,316,158     $27,837,080
Shares outstanding - Class A                   5,653,079       2,657,414       1,655,643
Net asset value per share - Class A          $     10.44     $     15.92     $     16.81
Maximum offering price per share - Class
  A                                          $     10.76(2)  $     16.67(1)  $     17.60(1)
Net assets - Class B                                 N/A     $ 1,329,682     $ 3,762,333
Shares outstanding - Class B                         N/A         126,603         365,269
Net asset value and offering price per
  share - Class B                                    N/A     $     10.50     $     10.30
Net assets - Class C                                 N/A     $ 7,607,893             N/A
Shares outstanding - Class C                         N/A         724,074             N/A
Net asset value and offering price per
  share - Class C                                    N/A     $     10.51             N/A
Net assets - Institutional Class             $ 7,068,682     $ 7,654,397     $ 7,635,122
Shares outstanding - Institutional Class         688,210         480,854         454,232
Net asset value and offering price per
  share - Institutional Class                $     10.27     $     15.92     $     16.81
INVESTMENT AT COST (NOTE 3)                  $65,518,739     $57,545,597     $39,374,652
----------------------------------------------------------------------------------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.
(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/97 OF NET ASSET VALUE. ON INVESTMENTS OF $100,000 OR MORE THE OFFERING PRICE IS REDUCED.
The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENT OF OPERATIONS - FOR THE YEAR ENDED MARCH 31, 1998

                                                            CALIFORNIA
                                                ARIZONA       TAX-FREE       NATIONAL         OREGON
                                               TAX-FREE         INCOME       TAX-FREE       TAX-FREE
                                                   FUND           FUND           FUND           FUND
----------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest                                   $  969,781     $3,177,905     $1,408,272     $1,959,677
TOTAL INVESTMENT INCOME                         969,781      3,177,905      1,408,272      1,959,677

EXPENSES (NOTE 2)
  Advisory fees                                  95,284        348,186        128,786        187,554
  Administration fees                            12,043         43,808         16,707         23,433
  Custody fees                                    3,269         12,903          4,390          6,351
  Shareholder servicing fees                     48,964        210,537         65,727         95,071
  Portfolio accounting fees                      36,480         68,595         41,260         50,712
  Transfer agency fees                           16,891         94,424         30,851         46,900
  Distribution fees                               9,115         32,268         29,769         23,543
  Organization costs                             19,631         13,536         59,829          4,003
  Legal and audit fees                           27,857         24,106         31,377         24,603
  Registration fees                              16,338         19,142         31,476         14,692
  Directors' fees                                 4,892          4,858          4,753          4,766
  Shareholder reports                            20,437         27,684         26,837         22,616
  Other                                          18,992         11,774         15,648         17,514
TOTAL EXPENSES                                  330,193        911,821        487,410        521,758
Less:
  Waived fees and reimbursed expenses          (224,807)      (434,096)      (302,873)      (291,269)
Net Expenses                                    105,386        477,725        184,537        230,489
NET INVESTMENT INCOME                           864,395      2,700,180      1,223,735      1,729,188

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
  Net realized gain (loss) on sale of
    investments                                 425,355        525,212       (633,882)       600,687
  Net change in unrealized appreciation
    of investments                              543,222        896,098      1,310,218      1,227,645
NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS                                     968,577      1,421,310        676,336      1,828,332
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                              $1,832,972     $4,121,490     $1,900,071     $3,557,520
----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

------------------------
42

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      ARIZONA TAX-FREE FUND
                                                       ----------------------------------------------------
                                                              FOR THE        FOR THE SIX            FOR THE
                                                           YEAR ENDED       MONTHS ENDED         YEAR ENDED
                                                       MARCH 31, 1998     MARCH 31, 1997     SEPT. 30, 1996
-----------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                                $      864,395     $      503,920     $    1,120,096
  Net realized gain (loss) on sale of investments             425,355            117,123            336,608
  Net change in unrealized appreciation
    (depreciation) of investments                             543,222            (97,594)          (564,971)
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                                  1,832,972            523,449            891,733

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                                  (241,375)          (143,470)          (370,176)
    CLASS B                                                   (29,604)            (1,534)               (11)
    CLASS C                                                       N/A                N/A                N/A
    INSTITUTIONAL CLASS                                      (593,416)          (358,916)          (749,909)
  From net realized gain on sale of investments
    CLASS A                                                   (99,458)                 0           (109,463)
    CLASS B                                                   (21,224)                 0                  0
    CLASS C                                                       N/A                N/A                N/A
    INSTITUTIONAL CLASS                                      (238,712)                 0           (227,136)
  In excess of net realized gain
    CLASS A                                                         0                  0            (12,756)
    CLASS B                                                         0                  0                  0
    CLASS C                                                       N/A                N/A                N/A
    INSTITUTIONAL CLASS                                             0                  0            (24,754)

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A                         473,873             88,082          1,232,906
  Reinvestment of dividends - Class A                         265,218            107,419            329,709
  Cost of shares redeemed - Class A                        (1,192,150)        (1,794,342)       (18,720,996)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS - CLASS A                    (453,059)        (1,598,841)       (17,158,381)
  Proceeds from shares sold - Class B                       1,453,702            183,000             20,025
  Reinvestment of dividends - Class B                          39,432                900                  0
  Cost of shares redeemed - Class B                          (127,727)           (20,119)                 0
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS - CLASS B                   1,365,407            163,781             20,025
  Proceeds from shares sold - Class C                             N/A                N/A                N/A
  Reinvestment of dividends - Class C                             N/A                N/A                N/A
  Cost of shares redeemed - Class C                               N/A                N/A                N/A
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS - CLASS C                         N/A                N/A                N/A
  Proceeds from shares sold - Institutional Class           1,272,595            795,737         19,525,762
  Reinvestment of dividends - Institutional Class              10,674              1,171              6,149
  Cost of shares redeemed - Institutional Class            (4,037,264)        (2,034,842)        (3,485,066)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL
CLASS                                                      (2,753,995)        (1,237,934)        16,046,845
INCREASE (DECREASE) IN NET ASSETS                          (1,232,464)        (2,653,465)        (1,693,983)

NET ASSETS:
  Beginning net assets                                     20,274,270         22,927,735         24,621,718
  ENDING NET ASSETS                                    $   19,041,806     $   20,274,270     $   22,927,735
-----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            CALIFORNIA TAX-FREE INCOME FUND
                                                       ----------------------------------------------------
                                                                                               FOR THE NINE
                                                              FOR THE        FOR THE SIX       MONTHS ENDED
                                                           YEAR ENDED       MONTHS ENDED          SEPT. 30,
                                                       MARCH 31, 1998     MARCH 31, 1997           1996 (1)
-----------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                                $    2,700,180     $    1,580,769     $    2,349,987
  Net realized gain (loss) on sale of investments             525,212            248,774              2,344
  Net change in unrealized appreciation
    (depreciation) of investments                             896,098            (98,200)          (677,786)
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                                  4,121,490          1,731,343          1,674,545

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                                (2,439,178)        (1,432,926)        (2,330,216)
    CLASS B                                                       N/A                N/A                N/A
    CLASS C                                                       N/A                N/A                N/A
    INSTITUTIONAL CLASS                                      (261,002)          (147,843)           (19,771)
  From net realized gain on sale of investments
    CLASS A                                                  (226,771)                 0                  0
    CLASS B                                                       N/A                N/A                N/A
    CLASS C                                                       N/A                N/A                N/A
    INSTITUTIONAL CLASS                                       (23,115)                 0                  0
  In excess of net realized gain
    CLASS A                                                         0                  0                  0
    CLASS B                                                       N/A                N/A                N/A
    CLASS C                                                       N/A                N/A                N/A
    INSTITUTIONAL CLASS                                             0                  0                  0

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A                      19,705,630         11,076,589         44,078,871
  Reinvestment of dividends - Class A                       2,375,541          1,252,455          2,046,401
  Cost of shares redeemed - Class A                       (31,777,362)       (27,177,264)       (41,016,574)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS - CLASS A                  (9,696,191)       (14,848,220)         5,108,698
  Proceeds from shares sold - Class B                             N/A                N/A                N/A
  Reinvestment of dividends - Class B                             N/A                N/A                N/A
  Cost of shares redeemed - Class B                               N/A                N/A                N/A
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS - CLASS B                         N/A                N/A                N/A
  Proceeds from shares sold - Class C                             N/A                N/A                N/A
  Reinvestment of dividends - Class C                             N/A                N/A                N/A
  Cost of shares redeemed - Class C                               N/A                N/A                N/A
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS - CLASS C                         N/A                N/A                N/A
  Proceeds from shares sold - Institutional Class           1,040,195            467,025         10,078,900
  Reinvestment of dividends - Institutional Class              87,332             26,714                  0
  Cost of shares redeemed - Institutional Class            (1,230,497)        (3,513,007)           (52,763)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL
CLASS                                                        (102,970)        (3,019,268)        10,026,137
INCREASE (DECREASE) IN NET ASSETS                          (8,627,737)       (17,716,914)        14,459,393

NET ASSETS:
  Beginning net assets                                     74,707,915         92,424,829         77,965,436
  ENDING NET ASSETS                                    $   66,080,178     $   74,707,915     $   92,424,829
-----------------------------------------------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $4,994,478 FOR CLASS A AND $9,693,700 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE MERGER OF THE PACIFICA SHORT-TERM CALIFORNIA TAX-EXEMPT FUND. SEE NOTE 1.
(2) INCLUDES AMOUNTS RELATED TO THE CONSOLIDATION OF THE OVERLAND EXPRESS MUNICIPAL INCOME FUND. SEE NOTE 1.
(3)  THE CLASS C SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

The accompanying notes are an integral part of these financial statements.

---------------------
44

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     NATIONAL TAX-FREE FUND
                                                       ----------------------------------------------------
                                                              FOR THE
                                                           YEAR ENDED        FOR THE SIX            FOR THE
                                                            MARCH 31,       MONTHS ENDED         YEAR ENDED
                                                             1998 (2)     MARCH 31, 1997     SEPT. 30, 1996
-----------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                                $    1,223,735     $      291,522     $      636,397
  Net realized gain (loss) on sale of investments            (633,882)            28,242             12,999
  Net change in unrealized appreciation
    (depreciation) of investments                           1,310,218            (87,198)           (92,672)
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                                  1,900,071            232,566            556,724

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                                  (746,374)          (112,378)          (298,145)
    CLASS B                                                   (23,330)              (654)                 0
    CLASS C                                                   (95,551)(3)            N/A                N/A
    INSTITUTIONAL CLASS                                      (358,480)          (178,490)          (338,252)
  From net realized gain on sale of investments
    CLASS A                                                   (18,814)                 0                  0
    CLASS B                                                    (3,377)                 0                  0
    CLASS C                                                         0(3)             N/A                N/A
    INSTITUTIONAL CLASS                                       (30,309)                 0                  0
  In excess of net realized gain
    CLASS A                                                         0                  0                  0
    CLASS B                                                         0                  0                  0
    CLASS C                                                         0(3)             N/A                N/A
    INSTITUTIONAL CLASS                                             0                  0                  0

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A                      39,883,662            163,757            252,284
  Reinvestment of dividends - Class A                         375,942             83,037            186,973
  Cost of shares redeemed - Class A                        (3,464,028)          (558,651)        (9,944,744)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS - CLASS A                  36,795,576           (311,857)        (9,505,487)
  Proceeds from shares sold - Class B                       1,173,456            151,670                 25
  Reinvestment of dividends - Class B                          20,658                163                  0
  Cost of shares redeemed - Class B                              (613)           (29,618)                 0
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS - CLASS B                   1,193,501            122,215                 25
  Proceeds from shares sold - Class C                       8,974,820(3)             N/A                N/A
  Reinvestment of dividends - Class C                          28,180(3)             N/A                N/A
  Cost of shares redeemed - Class C                          (647,934)(3)            N/A                N/A
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS - CLASS C                   8,355,066(3)             N/A                N/A
  Proceeds from shares sold - Institutional Class           2,720,368          1,266,444          9,318,896
  Reinvestment of dividends - Institutional Class             133,806             60,571            104,965
  Cost of shares redeemed - Institutional Class            (2,912,585)        (1,038,276)        (2,185,445)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL
CLASS                                                         (58,411)           288,739          7,238,416
INCREASE (DECREASE) IN NET ASSETS                          46,909,568             40,141         (2,346,719)

NET ASSETS:
  Beginning net assets                                     11,998,562         11,958,421         14,305,140
  ENDING NET ASSETS                                    $   58,908,130     $   11,998,562     $   11,958,421
-----------------------------------------------------------------------------------------------------------


                                                                                       OREGON TAX-FREE FUND

                                                              FOR THE        FOR THE SIX            FOR THE
                                                           YEAR ENDED       MONTHS ENDED         YEAR ENDED
                                                       MARCH 31, 1998     MARCH 31, 1997     SEPT. 30, 1996
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                                $    1,729,188     $      936,894     $    2,213,042
  Net realized gain (loss) on sale of investments             600,687            503,644            226,397
  Net change in unrealized appreciation
    (depreciation) of investments                           1,227,645           (719,337)          (105,222)
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                                  3,557,520            721,201          2,334,217
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                                (1,311,235)          (738,895)        (1,836,397)
    CLASS B                                                   (43,691)            (1,673)                 0
    CLASS C                                                       N/A                N/A                N/A
    INSTITUTIONAL CLASS                                      (374,262)          (196,326)          (376,645)
  From net realized gain on sale of investments
    CLASS A                                                  (475,455)           (64,075)                 0
    CLASS B                                                   (29,182)               (68)                 0
    CLASS C                                                       N/A                N/A                N/A
    INSTITUTIONAL CLASS                                      (128,424)           (16,029)                 0
  In excess of net realized gain
    CLASS A                                                         0                  0                  0
    CLASS B                                                         0                  0                  0
    CLASS C                                                       N/A                N/A                N/A
    INSTITUTIONAL CLASS                                             0                  0                  0
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A                       2,372,220            705,873          1,339,221
  Reinvestment of dividends - Class A                       1,381,033            603,836          1,177,977
  Cost of shares redeemed - Class A                        (7,505,296)        (4,118,599)       (19,138,811)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS - CLASS A                  (3,752,043)        (2,808,890)       (16,621,613)
  Proceeds from shares sold - Class B                       3,439,482            290,001                 25
  Reinvestment of dividends - Class B                          54,270              1,006                  0
  Cost of shares redeemed - Class B                            (6,373)                 0                  0
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS - CLASS B                   3,487,379            291,007                 25
  Proceeds from shares sold - Class C                             N/A                N/A                N/A
  Reinvestment of dividends - Class C                             N/A                N/A                N/A
  Cost of shares redeemed - Class C                               N/A                N/A                N/A
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS - CLASS C                         N/A                N/A                N/A
  Proceeds from shares sold - Institutional Class             895,262            737,208         10,508,693
  Reinvestment of dividends - Institutional Class             119,243             46,958             74,828
  Cost of shares redeemed - Institutional Class            (1,808,127)        (1,060,607)        (1,972,408)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL
CLASS                                                        (793,622)          (276,441)         8,611,113
INCREASE (DECREASE) IN NET ASSETS                             136,985         (3,090,189)        (7,889,300)
NET ASSETS:
  Beginning net assets                                     39,097,550         42,187,739         50,077,039
  ENDING NET ASSETS                                    $   39,234,535     $   39,097,550     $   42,187,739
-----------------------------------------------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $4,994,478 FOR CLASS A AND $9,693,700 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE MERGER OF THE PACIFICA SHORT-TERM CALIFORNIA TAX-EXEMPT FUND. SEE NOTE 1.
(2) INCLUDES AMOUNTS RELATED TO THE CONSOLIDATION OF THE OVERLAND EXPRESS MUNICIPAL INCOME FUND. SEE NOTE 1.
(3)  THE CLASS C SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                   ARIZONA TAX-FREE FUND (1)
                                                          ----------------------------------
                                                                                     CLASS A
                                                          ----------------------------------
                                                                      SIX MONTHS
                                                          YEAR ENDED       ENDED  YEAR ENDED
                                                           MARCH 31,   MARCH 31,   SEPT. 30,
                                                                1998    1997 (2)        1996
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.44      $10.45      $10.71
                                                          ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.46        0.24        0.48
  Net realized and unrealized gain (loss) on investments        0.53       (0.01)      (0.09)
                                                          ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                0.99        0.23        0.39
LESS DISTRIBUTIONS:
  Dividends from net investment income                         (0.46)      (0.24)      (0.48)
  Distributions from net realized gain                         (0.20)       0.00       (0.17)
                                                          ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                       (0.66)      (0.24)      (0.65)
                                                          ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                $10.77      $10.44      $10.45
                                                          ----------  ----------  ----------
                                                          ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                  9.67%       2.18%       3.60%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                            $5,467      $5,744      $7,331
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                      0.64%       0.60%       0.78%
  Ratio of net investment income to average net assets         4.32%       4.54%       4.45%
Portfolio turnover                                              127%         77%         42%
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                 1.77%       1.58%       1.46%
Ratio of net investment income(loss) to average net
  assets prior to waived fees and reimbursed expenses          3.19%       3.56%       3.77%
--------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS THE ARIZONA INTERMEDIATE TAX-FREE FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS ON MARCH 2, 1992 UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MAY 31 TO SEPTEMBER 30.
(4)  THE CLASS B SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
The accompanying notes are an integral part of these financial statements.

---------------------
46

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                               ARIZONA TAX-FREE FUND (1) (CONT.)
                              ----------------------------------------------------------------------------------
                                                             CLASS A (CONT.)
                              ----------------------------------------------                             CLASS B
                                    FOUR                                      ----------------------------------
                                  MONTHS                                                  SIX MONTHS      PERIOD
                                   ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED       ENDED       ENDED
                               SEPT. 30,     MAY 31,     MAY 31,     MAY 31,   MARCH 31,   MARCH 31,   SEPT. 30,
                                1995 (3)        1995        1994        1993        1998    1997 (2)    1996 (4)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $10.68      $10.48      $10.64      $10.09      $10.07      $10.07      $10.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.17        0.51        0.50        0.49        0.37        0.11        0.01
  Net realized and
    unrealized gain (loss)
    on investments                  0.06        0.23       (0.15)       0.55        0.51        0.00        0.07
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.23        0.74        0.35        1.04        0.88        0.11        0.08
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.20)      (0.53)      (0.50)      (0.49)      (0.37)      (0.11)      (0.01)
  Distributions from net
    realized gain                   0.00       (0.01)      (0.01)       0.00       (0.19)       0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.20)      (0.54)      (0.51)      (0.49)      (0.56)      (0.11)      (0.01)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $10.71      $10.68      $10.48      $10.64      $10.39      $10.07      $10.07
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                    6.55%**       7.35%       3.28%      10.50%       8.90%       1.09%       0.76%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $24,622     $24,581     $25,153     $22,430      $1,546        $182         $20
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.45%       0.40%       0.31%       0.20%       1.37%       1.30%       1.16%
  Ratio of net investment
    income to average net
    assets                         4.73%       4.89%       4.72%       4.98%       3.49%       3.83%       3.59%
Portfolio turnover                   62%         14%         28%          4%        127%         77%         42%
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         1.35%       1.13%       1.00%       1.18%       3.26%       2.96%       1.81%
Ratio of net investment
  income(loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         3.83%       4.16%       4.03%       4.00%       1.60%       2.17%       2.94%
----------------------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS THE ARIZONA INTERMEDIATE TAX-FREE FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS ON MARCH 2, 1992 UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MAY 31 TO SEPTEMBER 30.
(4)  THE CLASS B SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                           ARIZONA TAX-FREE FUND (1) (CONT.)
                                                          ----------------------------------
                                                                         INSTITUTIONAL CLASS
                                                          ----------------------------------
                                                                      SIX MONTHS
                                                          YEAR ENDED       ENDED  YEAR ENDED
                                                           MARCH 31,   MARCH 31,   SEPT. 30,
                                                                1998    1997 (2)    1996 (3)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.44      $10.44      $10.71
                                                          ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.49        0.25        0.49
  Net realized and unrealized gain (loss) on investments        0.54        0.00       (0.10)
                                                          ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                1.03        0.25        0.39
LESS DISTRIBUTIONS:
  Dividends from net investment income                         (0.49)      (0.25)      (0.49)
  Distributions from net realized gain                         (0.20)       0.00       (0.17)
                                                          ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                       (0.69)      (0.25)      (0.66)
                                                          ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                $10.78      $10.44      $10.44
                                                          ----------  ----------  ----------
                                                          ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                  9.99%       2.38%       3.74%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                           $12,029     $14,349     $15,577
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                      0.44%       0.40%       0.48%
  Ratio of net investment income to average net assets         4.52%       4.73%       4.63%
Portfolio turnover                                              127%         77%         42%
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                 1.55%       1.50%       1.20%
Ratio of net investment income(loss) to average net
  assets prior to waived fees and reimbursed expenses          3.41%       3.63%       3.91%
--------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS THE ARIZONA INTERMEDIATE TAX-FREE FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS ON MARCH 2, 1992 UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON OCTOBER 1,
     1995.
(4) THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30. The accompanying notes are an integral part of these financial statements.

---------------------
48

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                     CALIFORNIA TAX-FREE INCOME FUND
                              ----------------------------------------------------------------------
                                                                                             CLASS A
                              ----------------------------------------------------------------------
                                                            NINE
                                          SIX MONTHS      MONTHS
                              YEAR ENDED       ENDED       ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                               MARCH 31,   MARCH 31,   SEPT. 30,    DEC. 31,    DEC. 31,    DEC. 31,
                                    1998    1997 (2)    1996 (4)        1995        1994        1993
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $10.27      $10.26      $10.35       $9.84      $10.36      $10.05
                              ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.39        0.19        0.29        0.38        0.40        0.39
  Net realized and
    unrealized gain (loss)
    on investments                  0.20        0.01       (0.09)       0.51       (0.52)       0.31
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.59        0.20        0.20        0.89       (0.12)       0.70
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.39)      (0.19)      (0.29)      (0.38)      (0.40)      (0.39)
  Distributions from net
    realized gain                  (0.03)       0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.42)      (0.19)      (0.29)      (0.38)      (0.40)      (0.39)
                              ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $10.44      $10.27      $10.26      $10.35       $9.84      $10.36
                              ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      5.92%       1.97%       2.01%       9.14%       (1.10)%      7.10%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $59,011     $67,647     $82,359     $77,965     $48,998     $52,873
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.68%       0.65%       0.65%       0.65%       0.16%       0.34%
  Ratio of net investment
    income to average net
    assets                         3.78%       3.73%       3.83%       3.70%       4.03%       3.74%
Portfolio turnover                   88%         14%         48%         31%         33%         11%
----------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         1.29%       1.18%       1.14%       1.22%       1.21%       1.23%
Ratio of net investment
  income(loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         3.17%       3.20%       3.34%       3.13%       2.98%       2.85%
----------------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS THE ARIZONA INTERMEDIATE TAX-FREE FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS ON MARCH 2, 1992 UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON OCTOBER 1,
     1995.
(4) THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30. The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                             CALIFORNIA TAX-FREE INCOME FUND
                                                                                     (CONT.)
                                                          ----------------------------------
                                                                         INSTITUTIONAL CLASS
                                                          ----------------------------------
                                                                      SIX MONTHS      PERIOD
                                                          YEAR ENDED       ENDED       ENDED
                                                           MARCH 31,   MARCH 31,   SEPT. 30,
                                                                1998    1997 (2)    1996 (3)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.11      $10.10      $10.06
                                                          ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.39        0.19        0.02
  Net realized and unrealized gain (loss) on investments        0.19        0.01        0.04
                                                          ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                0.58        0.20        0.06
LESS DISTRIBUTIONS:
  Dividends from net investment income                         (0.39)      (0.19)      (0.02)
  Distributions from net realized gain                         (0.03)       0.00        0.00
                                                          ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                       (0.42)      (0.19)      (0.02)
                                                          ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                $10.27      $10.11      $10.10
                                                          ----------  ----------  ----------
                                                          ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                  5.91%       2.00%       0.60%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                            $7,069      $7,061     $10,066
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                      0.62%       0.60%       0.55%
  Ratio of net investment income to average net assets         3.84%       3.73%       3.06%
Portfolio turnover                                               88%         14%         48%
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                 1.17%       1.05%       0.92%
Ratio of net investment income(loss) to average net
  assets prior to waived fees and reimbursed expenses          3.29%       3.28%       2.69%
--------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS THE QUALITY TAX-EXEMPT INCOME FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS ON JANUARY 15, 1993 UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON SEPTEMBER 6,
     1996.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MAY 31 TO SEPTEMBER 30.
(5)  THE FUND COMMENCED OPERATIONS ON JANUARY 15, 1993.
The accompanying notes are an integral part of these financial statements.

---------------------
50

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                      NATIONAL TAX-FREE FUND (1)
                              ----------------------------------------------------------------------------------
                                                                                                         CLASS A
                              ----------------------------------------------------------------------------------
                                                                        FOUR
                                          SIX MONTHS                  MONTHS                              PERIOD
                              YEAR ENDED       ENDED  YEAR ENDED       ENDED  YEAR ENDED  YEAR ENDED       ENDED
                               MARCH 31,   MARCH 31,   SEPT. 30,   SEPT. 30,     MAY 31,     MAY 31,     MAY 31,
                                    1998    1997 (2)        1996    1995 (4)        1995        1994    1993 (5)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $15.17      $15.24      $15.34      $15.28      $14.98      $15.17      $15.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.75        0.37        0.72        0.24        0.68        0.64        0.17
  Net realized and
    unrealized gain (loss)
    on investments                  0.81       (0.07)      (0.10)       0.08        0.32       (0.17)       0.15
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        1.56        0.30        0.62        0.32        1.00        0.47        0.32
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.75)      (0.37)      (0.72)      (0.26)      (0.70)      (0.64)      (0.15)
  Distributions from net
    realized gain                  (0.06)       0.00        0.00        0.00        0.00       (0.02)       0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.81)      (0.37)      (0.72)      (0.26)      (0.70)      (0.66)      (0.15)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $15.92      $15.17      $15.24      $15.34      $15.28      $14.98      $15.17
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                     10.44%       1.95%       4.03%     6.53%**       6.97%       3.07%     5.65%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $42,316      $4,526      $4,827     $14,305     $14,458     $13,600      $7,457
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.71%       0.35%       0.42%       0.35%       0.35%       0.27%       0.25%
  Ratio of net investment
    income to average net
    assets                         4.69%       4.81%       4.69%       4.65%       4.59%       4.29%       3.88%
Portfolio turnover                   78%         86%         73%         86%         23%         19%         18%
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         1.61%       2.11%       1.42%       1.85%       1.51%       1.58%       1.99%
Ratio of net investment
  income(loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         3.79%       3.05%       3.69%       3.15%       3.43%       2.99%       2.14%
----------------------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS THE QUALITY TAX-EXEMPT INCOME FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS ON JANUARY 15, 1993 UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON SEPTEMBER 6,
     1996.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MAY 31 TO SEPTEMBER 30.
(5)  THE FUND COMMENCED OPERATIONS ON JANUARY 15, 1993.
The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                            NATIONAL TAX-FREE FUND (1) (CONT.)
                                                           -----------------------------------
                                                                                       CLASS B
                                                           -----------------------------------
                                                                              SIX
                                                                YEAR       MONTHS       PERIOD
                                                               ENDED        ENDED        ENDED
                                                           MARCH 31,    MARCH 31,    SEPT. 30,
                                                                1998     1997 (3)     1996 (4)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.01       $10.06       $10.00
                                                           ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.42         0.06         0.00
  Net realized and unrealized gain (loss) on
    investments                                                 0.53        (0.05)        0.06
                                                           ---------    ---------    ---------
TOTAL FROM INVESTMENT OPERATIONS                                0.95         0.01         0.06
LESS DISTRIBUTIONS:
  Dividends from net investment income                         (0.42)       (0.06)        0.00
  Distributions from net realized gain                         (0.04)        0.00         0.00
                                                           ---------    ---------    ---------
TOTAL FROM DISTRIBUTIONS                                       (0.46)       (0.06)        0.00
                                                           ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                                $10.50       $10.01       $10.06
                                                           ---------    ---------    ---------
                                                           ---------    ---------    ---------
TOTAL RETURN (NOT ANNUALIZED)                                  9.58%        0.10%        0.60%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                            $1,330         $119           $0
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                      1.26%        1.10%        0.00%
  Ratio of net investment income to average net assets         3.88%        3.80%        1.83%
Portfolio turnover                                               78%          86%          73%
----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                 5.74%       13.74%        0.00%
Ratio of net investment income(loss) to average net
  assets prior to waived fees and reimbursed expenses          (0.60)%      (8.84)%      1.83%
----------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS THE QUALITY TAX-EXEMPT INCOME FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS ON JANUARY 15, 1993 UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(2) THE FUND OPERATED AS THE OREGON TAX-EXEMPT FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THE CLASS B SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(5)  THE CLASS C SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(6)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON OCTOBER 1,
     1995.
(7)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MAY 31 TO SEPTEMBER 30.
The accompanying notes are an integral part of these financial statements.

---------------------
52

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                                    OREGON TAX-FREE FUND (1)
                                          NATIONAL TAX-FREE FUND (1) (CONT.)  ----------------------------------------------
                              ----------------------------------------------                                         CLASS A
                                 CLASS C                 INSTITUTIONAL CLASS  ----------------------------------------------
                              ----------  ----------------------------------                                            FOUR
                                  PERIOD              SIX MONTHS                          SIX MONTHS                  MONTHS
                                   ENDED  YEAR ENDED       ENDED  YEAR ENDED  YEAR ENDED       ENDED  YEAR ENDED       ENDED
                               MARCH 31,   MARCH 31,   MARCH 31,   SEPT. 30,   MARCH 31,   MARCH 31,   SEPT. 30,   SEPT. 30,
                                1998 (5)        1998    1997 (3)    1996 (6)        1998    1997 (3)        1996    1995 (7)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $10.48      $15.17      $15.24      $15.34      $16.29      $16.42      $16.38      $16.47
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.13        0.76        0.37        0.71        0.76        0.37        0.79        0.28
  Net realized and
    unrealized gain (loss)
    on investments                  0.03        0.81       (0.07)      (0.10)       0.81       (0.10)       0.04       (0.08)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.16        1.57        0.30        0.61        1.57        0.27        0.83        0.20
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.13)      (0.76)      (0.37)      (0.71)      (0.76)      (0.37)      (0.79)      (0.29)
  Distributions from net
    realized gain                   0.00       (0.06)       0.00        0.00       (0.29)      (0.03)       0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.13)      (0.82)      (0.37)      (0.71)      (1.05)      (0.40)      (0.79)      (0.29)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $10.51      $15.92      $15.17      $15.24      $16.81      $16.29      $16.42      $16.38
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      1.49%      10.51%       1.95%       4.04%       9.81%       1.65%       5.03%     3.67%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                        $7,608      $7,654      $7,354      $7,132     $27,837     $30,635     $33,676     $50,077
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             1.40%       0.42%       0.35%       0.36%       0.62%       0.60%       0.85%       0.70%
  Ratio of net investment
    income to average net
    assets                         4.09%       4.82%       4.82%       4.66%       4.54%       4.52%       4.87%       5.01%
Portfolio turnover                   78%         78%         86%         73%         82%         90%         27%         57%
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         2.28%       1.92%       2.03%       1.45%       1.36%       1.31%       1.15%       1.01%
Ratio of net investment
  income(loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         3.21%       3.32%       3.14%       3.57%       3.80%       3.81%       4.57%       4.70%
----------------------------------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS THE QUALITY TAX-EXEMPT INCOME FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS ON JANUARY 15, 1993 UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(2) THE FUND OPERATED AS THE OREGON TAX-EXEMPT FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THE CLASS B SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(5)  THE CLASS C SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(6)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON OCTOBER 1,
     1995.
(7)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MAY 31 TO SEPTEMBER 30.
The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                            OREGON TAX-FREE FUND (1) (CONT.)
                                                          ----------------------------------
                                                                             CLASS A (CONT.)
                                                          ----------------------------------
                                                          YEAR ENDED  YEAR ENDED  YEAR ENDED
                                                             MAY 31,     MAY 31,     MAY 31,
                                                                1995        1994        1993
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $16.17      $16.79      $16.07
                                                          ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.82        0.84        0.86
  Net realized and unrealized gain (loss) on investments        0.39       (0.43)       0.76
                                                          ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                1.21        0.41        1.62
LESS DISTRIBUTIONS:
  Dividends from net investment income                         (0.87)      (0.82)      (0.86)
  Distributions from net realized gain                         (0.04)      (0.21)      (0.04)
                                                          ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                       (0.91)      (1.03)      (0.90)
                                                          ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                $16.47      $16.17      $16.79
                                                          ----------  ----------  ----------
                                                          ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                  7.92%       2.33%      10.36%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                           $52,245     $53,846     $45,435
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                      0.70%       0.62%       0.60%
  Ratio of net investment income to average net assets         5.19%       4.90%       5.34%
Portfolio turnover                                               15%         22%          6%
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                 0.90%       0.84%       0.91%
Ratio of net investment income(loss) to average net
  assets prior to waived fees and reimbursed expenses          4.99%       4.68%       5.03%
--------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS THE OREGON TAX-EXEMPT FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE CLASS B SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(4)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON OCTOBER 1,
     1995.
The accompanying notes are an integral part of these financial statements.

---------------------
54

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                    OREGON TAX-FREE FUND (1) (CONT.)
                              ----------------------------------------------------------------------
                                                         CLASS B                 INSTITUTIONAL CLASS
                              ----------------------------------  ----------------------------------
                                          SIX MONTHS      PERIOD              SIX MONTHS
                              YEAR ENDED       ENDED       ENDED  YEAR ENDED       ENDED  YEAR ENDED
                               MARCH 31,   MARCH 31,   SEPT. 30,   MARCH 31,   MARCH 31,   SEPT. 30,
                                    1998    1997 (2)    1996 (3)        1998    1997 (2)    1996 (4)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $10.00      $10.07      $10.00      $16.28      $16.42      $16.38
                              ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.39        0.17        0.00        0.79        0.39        0.72
  Net realized and
    unrealized gain (loss)
    on investments                  0.47       (0.05)       0.07        0.82       (0.11)       0.04
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.86        0.12        0.07        1.61        0.28        0.76
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.39)      (0.17)       0.00       (0.79)      (0.39)      (0.72)
  Distributions from net
    realized gain                  (0.17)      (0.02)       0.00       (0.29)      (0.03)       0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.56)      (0.19)       0.00       (1.08)      (0.42)      (0.72)
                              ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $10.30      $10.00      $10.07      $16.81      $16.28      $16.42
                              ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      8.77%       1.17%       0.70%      10.08%       1.69%       5.13%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                        $3,762        $287          $0      $7,635      $8,175      $8,512
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             1.43%       1.30%       0.00%       0.43%       0.40%       0.63%
  Ratio of net investment
    income to average net
    assets                         3.56%       3.23%       1.83%       4.72%       4.72%       4.41%
Portfolio turnover                   82%         90%         27%         82%         90%         27%
----------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         2.39%       2.15%       0.00%       1.27%       1.24%       0.93%
Ratio of net investment
  income(loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         2.60%       2.38%       1.83%       3.88%       3.88%       4.11%
----------------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS THE OREGON TAX-EXEMPT FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, EXISTING INVESTOR SHARES WERE CONVERTED INTO CLASS A SHARES OF THE FUND AND WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE CLASS B SHARES COMMENCED OPERATIONS ON SEPTEMBER 6, 1996.
(4)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON OCTOBER 1,
     1995.
The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

-------------------------------------------
NOTES TO FINANCIAL STATEMENTS
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and currently offers thirty-three separate series. These financial statements represent the Arizona Tax-Free, California Tax-Free Income, National Tax-Free and Oregon Tax-Free Funds (each, a "Fund", collectively, the "Funds"), each, with the exception of the National Tax-Free Fund, a non-diversified series of the Company. The National Tax-Free Fund is a diversified series of the Company.

At a meeting held on July 23, 1997, the Boards of Directors of Overland Express Funds, Inc. ("Overland") and the Company approved a consolidation agreement providing for the transfer of the assets and liabilities of each Overland fund to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach fund (the "Consolidation"). The Consolidation was subsequently approved by Overland shareholders. As a result of this Consolidation, effective at the close of business on December 12, 1997, the Stagecoach National Tax-Free Fund acquired all of the assets and assumed all of the liabilities of the Overland Municipal Income Fund. The Stagecoach National Tax-Free Fund issued 3,194,646 shares, valued at $46,529,720, to the Overland Municipal Income Fund. At the date of the Consolidation, the components of net assets for each Fund were as follows:

                                                                      STAGECOACH
                                                         OVERLAND       NATIONAL
                                                        MUNICIPAL       TAX-FREE
DECEMBER 12, 1997                                     INCOME FUND           FUND
--------------------------------------------------------------------------------
Paid-in Capital                                       $46,620,882    $13,773,969
Undistributed Net Realized Loss                        (1,154,077)             0
Unrealized Appreciation                                 1,062,915        530,550
                                                      -----------    -----------
Total Net Assets                                      $46,529,720    $14,304,519
                                                      -----------    -----------
                                                      -----------    -----------

The combined net assets for the Stagecoach National Tax-Free Fund immediately after the Consolidation were $60,834,239. The acquisition was accomplished in a tax-free exchange for shares of the Stagecoach National Tax-Free Fund.

At a special shareholders meeting on July 16, 1996, the Shareholders of Pacifica Funds Trust ("Pacifica") approved a plan of reorganization providing for the transfer of the assets and liabilities of each Pacifica portfolio to a corresponding fund of the Company in

---------------------
56

                                                   NOTES TO FINANCIAL STATEMENTS
exchange for shares of designated classes of the corresponding Stagecoach fund. As a result of this reorganization, effective September 6, 1996, the Stagecoach Arizona Tax-Free, National Tax-Free, and Oregon Tax-Free Funds were established to acquire all of the assets and assume all of the liabilities of the Pacifica Arizona Tax-Exempt, National Tax-Exempt, and Oregon Tax-Exempt Funds (previously, the Arizona Intermediate Tax-Free, Quality Tax-Exempt Income, and Oregon Tax-Exempt Funds of Westcore Trust), respectively (collectively, the "Predecessor Funds"). Additionally, the Stagecoach California Tax-Free Income Fund acquired all of the assets and assumed all of the liabilities of the Pacifica California Short-Term Tax-Exempt Fund. These acquisitions were accomplished in separate tax-free exchanges for shares of the respective Fund. All performance and financial data for the Arizona Tax-Free, National Tax-Free, and Oregon Tax-Free Funds for periods prior to September 6, 1996 refers to the Predecessor Funds.

The Funds, excluding National Tax-Free Fund, concentrate their investments in a single state and therefore may have more credit risk related to the economic conditions of the respective state than Funds that have a broader geographical diversification.

The Arizona Tax-Free and Oregon Tax-Free Funds offer Class A, Class B, and Institutional Class shares. The California Tax-Free Income Fund offers Class A and Institutional Class shares. The National Tax-Free Fund offers Class A, Class B, Class C and Institutional Class shares. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS
amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

All securities are valued at the close of each business day. Securities for which the primary market is a national or foreign recognized securities or commodities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market System are valued at the last reported sales price on the day of valuation. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. In the absence of any sale of such securities on the valuation date and in the case of other securities, excluding money market instruments maturing in 60 days or less, the valuations are based on latest quoted bid prices. Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Company's Board of Directors.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed annually.

---------------------
58

                                                   NOTES TO FINANCIAL STATEMENTS

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 1998. The National Tax-Free Fund had net capital loss carryforwards at December 31, 1997, the end of the most recent tax year, as follows:

                                                       YEAR    CAPITAL LOSS
FUND                                                EXPIRES   CARRYFORWARDS
---------------------------------------------------------------------------
National Tax-Free Fund                                 2001        $669,919
                                                       2002         169,257
                                                       2003         245,237

Any loss carryforwards from Pacifica and Overland are included in the Fund's carryforwards as shown above. The Company's Board of Directors intends to offset net capital gains with each capital loss carryforward, and no capital gain distribution shall be made until each carryforward has been fully utilized or expires.

Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by a Fund. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

ORGANIZATION COSTS

Certain costs incurred in connection with the organization of the Funds and their initial registration with the Securities and Exchange Commission and with the various states are amortized on a straight-line basis over 60 months from the date each Fund commenced operations.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into separate advisory contracts on behalf of the Funds with Wells Fargo Bank, N.A. ("WFB"). Pursuant to the contracts, WFB has agreed to provide the Funds with daily portfolio management. Under the contracts, WFB is entitled to be paid a monthly advisory fee at an annual rate of 0.50% of the average daily net assets of each Fund.

The Company has entered into contracts on behalf of each Fund with WFB, whereby WFB is responsible for providing custody and portfolio accounting services for the Funds. Pursuant to the contracts, WFB is entitled to certain transaction charges plus a monthly fee for custody services at an annual rate of 0.0167% of the average daily net assets of each Fund. For portfolio accounting services, WFB is entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million.

The Company has entered into a contract on behalf of the Funds with WFB, whereby WFB provides transfer agency services for the Funds. Under the transfer agency contract, WFB is entitled to receive transfer agency fees at an annual rate of 0.14% of the average daily net assets of the Class A and Class B shares of the Arizona Tax-Free, National Tax-Free, and Oregon Tax-Free Funds, 0.14% of the average daily net assets of the Class A shares of the California Tax-Free Income Fund, 0.14% of the average daily net assets of the Class C shares of the National Tax-Free Fund, and 0.06% of the average daily net assets of the Institutional Class shares of the Funds.

The transfer agency fees paid on behalf of the Funds for the year ended March 31, 1998 were as follows:

                                                                                  INSTITUTIONAL
FUND                                                CLASS A  CLASS B   CLASS C*           CLASS
-----------------------------------------------------------------------------------------------
Arizona Tax-Free Fund                               $ 7,823  $ 1,180        N/A          $7,888
California Tax-Free Income Fund                      90,350      N/A        N/A           4,074
National Tax-Free Fund                               22,294      816    $ 3,278           4,463
Oregon Tax-Free Fund                                 40,448    1,698        N/A           4,754

 * REPRESENTS THE PERIOD FROM DECEMBER 15, 1997 TO MARCH 31, 1998.

The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB has agreed to provide shareholder services for the Funds. Pursuant to the contracts, WFB is entitled to receive shareholder servicing fees at an annual rate of 0.30% of the average daily net assets of the Class A shares of the California Tax-Free Income Fund, 0.25% of the average daily net assets of the Institutional Class shares of

---------------------
60

                                                   NOTES TO FINANCIAL STATEMENTS
the California Tax-Free Income Fund, and 0.25% of the average daily net assets of each of the classes of the Arizona Tax-Free, National Tax-Free, and Oregon Tax-Free Funds.

The shareholder servicing fees paid on behalf of the Funds for the year ended March 31, 1998 were as follows:

                                                                                    INSTITUTIONAL
FUND                                                 CLASS A  CLASS B   CLASS C*            CLASS
-------------------------------------------------------------------------------------------------
Arizona Tax-Free Fund                               $ 13,993  $ 2,106        N/A          $32,865
California Tax-Free Income Fund                      193,608      N/A        N/A           16,929
National Tax-Free Fund                                39,810    1,476    $ 5,852           18,589
Oregon Tax-Free Fund                                  72,229    3,033        N/A           19,809

 * REPRESENTS THE PERIOD FROM DECEMBER 15, 1997 TO MARCH 31, 1998.

The Company has entered into administration agreements on behalf of the Funds whereby WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provide each Fund with administration services. For these services, WFB and Stephens are entitled to receive monthly fees at the annual rates of 0.03% and 0.04%, respectively, of each Fund's average daily net assets. Prior to February 1, 1998, WFB and Stephens were entitled to receive monthly fees at the annual rates of 0.04% and 0.02%, respectively, of each Fund's average daily net assets.

The Company has adopted separate Distribution Plans for Class A and Class B shares of the Funds, and the Class C shares of the National Tax-Free Fund pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). The Plan for the Class A shares of the Arizona Tax-Free, National Tax-Free and Oregon Tax-Free Funds provides that each such Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, up to 0.05% of the average daily net assets attributable to its Class A shares. The Plan for Class A shares of the California Tax-Free Income Fund provides that the Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying for costs incurred on an annual basis of up to 0.05% of the average daily net assets attributable to its Class A shares.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

The Plan for Class B shares of the Arizona Tax-Free, National Tax-Free and Oregon Tax-Free Funds provides that each such Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, up to 0.75% of the average daily net assets attributable to its Class B shares.

The Plan for Class C shares of the National Tax-Free Fund provides that the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, up to 0.75% of the average daily net assets attributable to its Class C shares.
Each Fund may participate in joint distribution activities with other Funds, in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses of joint distribution activities are allocated among the Funds in proportion to their relative net asset sizes.

The distribution fees paid on behalf of the Funds for the year ended March 31, 1998 were as follows:

FUND                                                                  CLASS A    CLASS B   CLASS C*
---------------------------------------------------------------------------------------------------
Arizona Tax-Free Fund                                               $   2,793  $   6,322        N/A
California Tax-Free Income Fund                                        32,268        N/A        N/A
National Tax-Free Fund                                                  7,784      4,428  $  17,557
Oregon Tax-Free Fund                                                   14,445      9,098        N/A

 * REPRESENTS THE PERIOD FROM DECEMBER 15, 1997 TO MARCH 31, 1998.

The registration fees paid on behalf of the Funds for the year ended March 31, 1998 were as follows:

                                                                                INSTITUTIONAL
FUND                                                CLASS A  CLASS B  CLASS C*          CLASS
---------------------------------------------------------------------------------------------
Arizona Tax-Free Fund                               $ 5,334  $ 3,312       N/A  $       7,692
California Tax-Free Income Fund                      12,637      N/A       N/A          6,505
National Tax-Free Fund                               10,149    6,465  $  2,639         12,223
Oregon Tax-Free Fund                                  6,416    3,703       N/A          4,573

 * REPRESENTS THE PERIOD FROM DECEMBER 15, 1997 TO MARCH 31, 1998.

---------------------
62

                                                   NOTES TO FINANCIAL STATEMENTS

WAIVED FEES AND REIMBURSED EXPENSES

The following amounts of fees and expenses were waived or reimbursed for the year ended March 31, 1998:

                                                                          EXPENSES
                                                                        REIMBURSED  FEES WAIVED
FUND                                                                   BY STEPHENS       BY WFB
-----------------------------------------------------------------------------------------------
Arizona Tax-Free Fund                                                      $25,793     $199,014
California Tax-Free Income Fund                                                  0      434,096
National Tax-Free Fund                                                      88,767      214,106
Oregon Tax-Free Fund                                                             0      291,269

Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens. WFB and Stephens agreed to waive or reimburse all or a portion of their respective fees charged to, or expenses paid by, each Fund to ensure that the total Fund operating expenses did not exceed, on an annual basis, 0.60%, 0.65%, 0.35% and 0.60% of the average daily net assets of the Class A shares and 0.40%, 0.60%, 0.35% and 0.40% of the average daily net assets of the Institutional Class shares of the Arizona Tax-Free, California Tax-Free Income, National Tax-Free, and Oregon Tax-Free Funds, respectively, through August 31, 1997.

Certain officers and one director of the Company are also officers of Stephens. As of March 31, 1998, Stephens owned 8 shares of the Arizona Tax-Free Fund, 12,344 shares of the California Tax-Free Income Fund, 10,285 shares of the National Tax-Free Fund and 6 shares of the Oregon Tax-Free Fund.

Stephens has retained $5,404,593 as sales charges from the proceeds of Class A shares sold, $1,120,619 from the proceeds of Class B shares redeemed and $12,732 from the proceeds of Class C shares redeemed by the Company for the year ended March 31, 1998. Wells Fargo Securities Inc., a subsidiary of WFB, received $4,508,566 as sales charges from the proceeds of Class A shares sold, $840,060 from the proceeds of Class B shares redeemed and $0 from the proceeds of Class C shares redeemed by the Company for the year ended March 31, 1998.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Fund for the year ended March 31, 1998 were as follows:

                                              ARIZONA   CALIFORNIA     NATIONAL       OREGON
AGGREGATE PURCHASES                          TAX-FREE     TAX-FREE     TAX-FREE     TAX-FREE
 AND SALES                                       FUND  INCOME FUND         FUND         FUND
--------------------------------------------------------------------------------------------
Total purchases at cost                   $23,994,599  $59,839,968  $22,599,890  $30,608,250
Total sales proceeds                       24,305,761   66,553,766   20,417,641   30,649,963

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 1998, there were over 106 billion shares of $0.001 par value capital stock authorized by the Company. As of March 31, 1998, each Fund was authorized to issue 100 million shares of $0.001 par value capital stock for each class of shares.

Capital share transactions for the Funds were as follows:

                                                       ARIZONA TAX-FREE FUND
                                           ---------------------------------
                                                          FOR THE
                                                              SIX    FOR THE
                                              FOR THE      MONTHS       YEAR
                                           YEAR ENDED       ENDED      ENDED
                                            MARCH 31,   MARCH 31,  SEPT. 30,
                                                 1998        1997       1996
----------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                       43,843       8,351    115,400
  Shares issued in reinvestment of
    dividends -- Class A                       24,687      10,155     31,157
  Shares redeemed -- Class A                 (110,898)   (170,242) (1,743,227)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- CLASS A                      (42,368)   (151,736) (1,596,670)
  Shares sold -- Class B                      139,190      17,936      1,999
  Shares issued in reinvestment of
    dividends -- Class B                        3,792          88          0
  Shares redeemed -- Class B                  (12,211)     (1,997)         0
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- CLASS B                      130,771      16,027      1,999
  Shares sold -- Institutional Class          116,767      75,496  1,818,383
  Shares issued in reinvestment of
    dividends -- Institutional Class              991         111        584
  Shares redeemed -- Institutional Class     (375,960)   (192,725)  (327,320)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- INSTITUTIONAL CLASS         (258,202)   (117,118) 1,491,647

---------------------
64

                                                   NOTES TO FINANCIAL STATEMENTS

                                             CALIFORNIA TAX-FREE INCOME FUND
                                         -----------------------------------
                                                        FOR THE      FOR THE
                                                            SIX         NINE
                                            FOR THE      MONTHS       MONTHS
                                         YEAR ENDED       ENDED        ENDED
                                          MARCH 31,   MARCH 31,    SEPT. 30,
                                               1998        1997     1996 (1)
----------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                  1,890,485   1,071,029    4,281,601
  Shares issued in reinvestment of
    dividends -- Class A                    228,242     121,088      199,260
  Shares redeemed -- Class A             (3,052,403) (2,630,399)  (3,992,269)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- CLASS A                   (933,676) (1,438,282)     488,592
  Shares sold -- Institutional Class        101,348      45,913    1,002,052
  Shares issued in reinvestment of
    dividends -- Institutional Class          8,519       2,624            0
  Shares redeemed -- Institutional
    Class                                  (120,343)   (346,660)      (5,243)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- INSTITUTIONAL CLASS        (10,476)   (298,123)     996,809

 (1) "SHARES SOLD" INCLUDES 488,921 FOR CLASS A AND 963,872 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE MERGER OF THE PACIFICA SHORT-TERM CALIFORNIA TAX-EXEMPT FUND.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

                                                              NATIONAL TAX-FREE FUND
                                              --------------------------------------
                                                             FOR THE SIX
                                                    FOR THE       MONTHS     FOR THE
                                                 YEAR ENDED        ENDED  YEAR ENDED
                                                  MARCH 31,    MARCH 31,   SEPT. 30,
                                                   1998 (2)         1997        1996
------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                          2,553,367       12,514      16,315
  Shares issued in reinvestment of dividends
    -- Class A                                       23,740        5,388      12,154
  Shares redeemed -- Class A                       (218,009)     (36,331)   (644,452)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS A                           2,359,098      (18,429)   (615,983)
  Shares sold -- Class B                            112,758       14,844           3
  Shares issued in reinvestment of dividends
    -- Class B                                        1,979           16           0
  Shares redeemed -- Class B                            (59)      (2,938)          0
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS B                             114,678       11,922           3
  Shares sold -- Class C (3)                        782,874          N/A         N/A
  Shares issued in reinvestment of dividends
    -- Class C (3)                                    2,672          N/A         N/A
  Shares redeemed -- Class C (3)                    (61,472)         N/A         N/A
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS C (3)                         724,074          N/A         N/A
  Shares sold -- Institutional Class                172,762       80,275     603,337
  Shares issued in reinvestment of dividends
    -- Institutional Class                            8,516        3,930       6,841
  Shares redeemed -- Institutional Class           (185,287)     (67,239)   (142,281)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- INSTITUTIONAL CLASS                  (4,009)      16,966     467,897

(2) "SHARES SOLD" INCLUDES AMOUNTS RELATED TO THE CONSOLIDATION OF THE STAGECOACH NATIONAL TAX-FREE AND OVERLAND MUNICIPAL INCOME FUNDS. SEE NOTE 1.

(3) THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

---------------------
66

                                                   NOTES TO FINANCIAL STATEMENTS

                                                                OREGON TAX-FREE FUND
                                                ------------------------------------
                                                             FOR THE SIX
                                                    FOR THE       MONTHS     FOR THE
                                                 YEAR ENDED        ENDED  YEAR ENDED
                                                  MARCH 31,    MARCH 31,   SEPT. 30,
                                                       1998         1997        1996
------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                            140,558       42,353      80,771
  Shares issued in reinvestment of dividends
    -- Class A                                       82,429       36,482      71,455
  Shares redeemed -- Class A                       (448,209)    (248,818) (1,158,830)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 -- CLASS A                                        (225,222)    (169,983) (1,006,604)
  Shares sold -- Class B                            331,842       28,610           3
  Shares issued in reinvestment of dividends
    -- Class B                                        5,330           99           0
  Shares redeemed -- Class B                           (615)           0           0
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 -- CLASS B                                         336,557       28,709           3
  Shares sold -- Institutional Class                 53,185       44,591     633,826
  Shares issued in reinvestment of dividends
    -- Institutional Class                            7,122        2,838       4,545
  Shares redeemed -- Institutional Class           (108,163)     (63,838)   (119,874)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 -- INSTITUTIONAL CLASS                             (47,856)     (16,409)    518,497

5. SUBSEQUENT EVENTS

The Funds have changed their fiscal year-ends to June 30.

                                                           ---------------------

INDEPENDENT AUDITORS' REPORT
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
STAGECOACH FUNDS, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Arizona Tax-Free Fund, California Tax-Free Income Fund, National Tax-Free Fund and Oregon Tax-Free Fund (four of the funds comprising Stagecoach Funds, Inc.) as of March 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets of the Arizona Tax-Free Fund, National Tax-Free Fund and Oregon Tax-Free Fund for the year ended March 31, 1998, the six months ended March 31, 1997, and the year ended September 30, 1996, and the California Tax-Free Income Fund for the year ended March 31, 1998, the six months ended March 31, 1997, and the nine months ended September 30, 1996, and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. For the Arizona Tax-Free Fund, National Tax-Free Fund and Oregon Tax-Free Fund, all years or periods indicated in the accompanying financial highlights ending prior to October 1, 1995, were audited by other auditors whose report dated November 3, 1995, expressed an unqualified opinion on this information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Stagecoach Funds, Inc. as of March 31, 1998, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated herein, except as noted above, in conformity with generally accepted accounting principles.

[KPMG Peat Marwick LLP]

SAN FRANCISCO, CALIFORNIA
MAY 1, 1998

---------------------
68

                                                           LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

                                                           ---------------------

STAGECOACH FUNDS

-----------------------------------------
SHAREHOLDERS' MEETING AND PROXY VOTING RESULTS
The following proposals were passed by the required majority of shareholders of the indicated Predecessor Fund at a Special Shareholders' meeting held on November 20, 1997, for the purpose of voting on the proposals.

PROPOSAL 1

To approve a proposed Agreement and Plan of Consolidation providing for the transfer of the assets and stated liabilities of specific Overland portfolios to corresponding investment portfolios of Stagecoach Funds, Inc., in exchange for shares of equal value of designated classes of the Stagecoach Funds.

 MUNICIPAL INCOME FUND

FOR            AGAINST      ABSTAIN
-----------------------------------
2,146,961      179,116      103,977

PROPOSAL 2

For Class D shareholders of specific Overland portfolios to approve a twenty-five basis point (0.25%) increase in the maximum level of distribution fees payable under the rule 12b-1 distribution plan for the Class C shares of corresponding portfolios of Stagecoach Funds, Inc.

 MUNICIPAL INCOME FUND

FOR            AGAINST      ABSTAIN
-----------------------------------
227,779        18,154       28,081

---------------------
70

Wells Fargo provides investment advisory services, shareholder services, and certain other services for the Stagecoach Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo is not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

SC TF R (5/98)

STAGECOACH
FUNDS-REGISTERED TRADEMARK-
P.O. Box 7066
San Francisco, CA 94120-7066
DATED MATERIAL
PLEASE EXPEDITE

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                                               -C- 1998 Stagecoach Funds